UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06199

The Nottingham Investment Trust II

(Exact name of registrant as specified in charter)

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Address of principal executive offices)   (Zip code)

A. Vason Hamrick

116 South Franklin Street, Post Office Box 69, Rocky Mount, North Carolina 27802

(Name and address of agent for service)

Registrant's telephone number, including area code: 252-972-9922 with a copy to:

John H. Lively

Husch Blackwell Sanders LLP

4801 Main Street, Suite 1000

Kansas City, Missouri 64112

Date of fiscal year end: March 31

Date of reporting period: September 30, 2008

Item 1.     REPORTS TO STOCKHOLDERS.

Semi-Annual Report

September 30, 2008

(Unaudited)

Fixed Income Trust

This report and the financial statements contained herein are submitted for the general information of the shareholders of the EARNEST Partners Fixed Income Trust (“Fund”). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. The Fund’s shares are not deposits or obligations of, or guaranteed by, any depository institution. The Fund’s shares are also not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund’s distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin St., Rocky Mount, NC 27804, Phone 1-800-773-3863.

An investment in the Fund is subject to investment risks, including the possible loss of some or the entire principal amount invested. There can be no assurance that the Fund will be successful in meeting its investment objective. Investment in the Fund is also subject to the following risks: market risk, credit risk, interest rate risk, maturity risk, investment-grade securities risk, junk bonds or lower-rated securities risk, investment advisor risk, market sector risk and portfolio turnover risk. More information about these risks and other risks can be found in the Fund’s prospectus.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.earnestpartners.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Fund carefully before investing. The prospectus contains this and other information about the Fund. A copy of the prospectus is available at www.earnestpartners.com or by calling Shareholder Services at 1-800-773-3863. The prospectus should be read carefully before investing.

Stated performance in the Fund was achieved at some or all points during the year by waiving or reimbursing part of the Fund’s total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2008.

For More Information on Your EARNEST Partners Fixed Income Trust:

See Our Web site @ www.earnestpartners.com

or

Call Our Shareholder Services Group Toll-Free at 1-800-773-3863

Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Example	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period*
Actual	$1,000.00	$974.30	$1.98
Hypothetical (5% return before expenses)	$1,000.00	$1,023.06	$2.03

* Expenses are equal to the Fund’s annualized expense ratio 0.40% multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the semi-annual period).

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2008
		Shares or Principal	Market Value (Note 1)		Principal	Market Value (Note 1)

INVESTMENT COMPANY - 0.90%				Small Business Administration
§	Dreyfus Treasury Cash Management, 0.56%			Series 1992-20H
	(Cost $244,977)	244,977	$ 244,977	7.400%, 08/01/12	$ 71,105	$ 72,075
				Series 1995-20L
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 64.60%				6.450%, 12/01/15	72,873	74,335
				Series 1997-20A
*	A.I.D. - Equador			7.150%, 01/01/17	73,013	75,248
	7.050%, 05/01/15	$ 34,146	37,962	Series 1998-20B
	Federal Agricultural Mortgage Corporation			6.150%, 02/01/18	184,243	187,601
	Series AM-1003			Series 2000-20K
	6.759%, 04/25/13	293,578	310,083	7.220%, 11/01/20	415,995	434,649
	Federal Home Loan Mortgage Corporation			Series 2001-20A
	Federal Home Loan Bank			6.290%, 01/01/21	293,453	300,885
	4.875%, 05/17/17	275,000	275,628	Series 2001-20K
	Federal National Mortgage Association			5.340%, 11/01/21	526,970	528,408
	FNMA Pool 902354			Series 2002-10A
	5.500%, 11/01/36	523,047	522,074	5.350%, 01/01/12	235,472	236,687
	FNMA Pool 926050			Series 2002-10B
	5.000%, 04/01/38	277,133	270,215	5.300%, 03/01/12	276,933	278,544
	Federal National Mortgage Association			Series 2002-10F
	5.000%, 02/03/17	625,000	638,851	3.940%, 11/01/12	164,801	162,935
	Government National Mortgage Association			Series 2002-20K
	GNMA II Pool 3665			5.080%, 11/01/22	413,388	409,630
	5.500%, 01/20/35	531,038	530,440	Series 2003-10B
	GNMA II Pool 3689			3.390%, 03/01/13	270,089	262,789
	4.500%, 03/20/35	551,813	524,265	Series 2003-10C
	GNMA II Pool 3785			3.530%, 05/01/13	270,880	264,835
	5.000%, 11/20/35	582,694	569,440	Series 2003-20C
	GNMA II Pool 3840			4.500%, 03/01/23	770,875	738,429
	5.000%, 04/20/36	534,632	522,406	Series 2003-20D
	REMIC Trust 2002-35			4.760%, 04/01/23	417,767	407,192
	5.883%, 10/16/23	105,558	106,474	Series 2003-20E
	REMIC Trust 2002-83			4.640%, 05/01/23	431,185	417,118
	3.313%, 04/16/17	23,896	24,025	Series 2003-20I
	REMIC Trust 2003-16			5.130%, 09/01/23	491,614	486,260
	3.130%, 04/16/16	301,671	301,386	Series 2004-20L
	REMIC Trust 2003-59			4.870%, 12/01/24	516,237	502,093
	2.274%, 07/16/18	260,228	258,324	Series 2005-20B
	REMIC Trust 2003-72			4.625%, 02/01/25	591,557	565,466
	4.356%, 02/16/30	523,944	522,667	Series 2005-20L
	REMIC Trust 2004-23			5.390%, 12/01/25	656,551	656,178
	3.629%, 09/16/27	410,196	399,419	Series 2006-20E
	REMIC Trust 2004-6A			5.870%, 05/01/26	796,497	812,153
	3.261%,12/16/21	173,878	171,779
						(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2008
		Principal	Market Value (Note 1)			Principal	Market Value (Note 1)

U.S. GOVERNMENT & AGENCY OBLIGATIONS - (Continued)				CORPORATE ASSET BACKED SECURITIES - (Continued)

	Small Business Administration - (Continued)				Consumer Funding 2001-1 A4
	Series 2006-20K				4.980%, 04/20/12	$ 168,729	$ 169,392
	5.360%, 11/01/26	$ 580,227	$ 577,451		JP Morgan Chase CMS Corp 2006-CB17 A3
	U.S. Guaranty Bonds				5.450%, 12/12/43	605,000	565,205
	Alter Barge Line Title XI				Massachusetts RRB Trust 1999-1 A5
	6.000%, 03/01/26	229,000	255,401		7.030%, 03/15/12	120,187	123,143
	Matson Navigation Company, Inc.				PECO Energy Bonds Series 2000-A A3
	5.337%, 09/04/28	520,000	559,239		7.625%, 03/01/10	218,659	221,298
	Perforadora Cent SA de CV Shipping				PP&L Transition Bonds Series 1999-1 A8
	5.240%, 12/15/18	315,049	341,980		7.150%, 06/25/09	77,721	78,190
	Petrodrill Four Ltd. Amethyst Title XI
	4.390%, 04/15/16	533,344	556,380		Total Corporate Asset Backed Securities
	Reinauer Maritime Company LLC				(Cost $2,212,737)		1,935,206
	5.875%, 11/30/26	611,000	684,650
	Rowan Companies, Inc.			CORPORATE SECURED OBLIGATIONS - 15.65%
	2.800%, 10/20/13	392,853	390,460
	Sterling Equipment, Inc.				American Airlines, Inc. Series 2001-1
	6.125%, 09/28/19	241,480	268,648		6.977%, 05/23/21	446,843	294,916
				*	Burlington Northern and Santa Fe Railway Co.
	Total U.S. Government & Agency Obligations				6.230%, 07/02/18	678,948	739,218
	(Cost $17,416,874)		17,493,157		Commonwealth Edison Company
					5.900%, 03/15/36	350,000	285,278
U.S. GOVERNMENT INSURED OBLIGATIONS - 0.40%					Continental Airlines Inc.
					7.707%, 04/02/21	589,437	517,231
	Federal Housing Authority Project Loan				CSX Corporation Trust 1998 A
*	Downtowner Apartments				6.550%, 06/15/13	300,000	305,352
	8.375%, 11/01/11	58,226	57,895		CVS Lease Pass-Thru Trust
*	Reilly #046				6.036%, 12/10/28	863,880	775,375
	6.513%, 06/01/14	15,019	14,953	*	FedEx Corporation 1999 Pass Thru Trust
*	USGI #87				7.650%, 01/15/22	114,345	133,389
	7.430%, 08/01/23	35,427	36,015		Nevada Power Company
					5.875%, 01/15/15	375,000	354,254
	Total U.S. Government Insured Obligations			*	Union Pacific Railroad Company 2001 Pass Thru Trust
	(Cost $109,207)		108,863		6.630%, 01/27/22	87,685	98,551
				*	Union Pacific Railroad Company 2003 Pass Thru Trust
CORPORATE ASSET BACKED SECURITIES - 7.15%					4.698%, 01/02/24	744,420	734,890

	Citigroup Commercial Mortgage Trust				Total Corporate Secured Obligations
	5.700%, 06/10/17	350,000	299,152		(Cost $4,577,259)		4,238,454
	Citigroup/Deutsche Bank CMT 2006-CD3
	5.688%, 10/15/48	655,000	478,826
							(Continued)

EARNEST Partners Fixed Income Trust

Schedule of Investments
(Unaudited)

As of September 30, 2008
	Principal	Market Value (Note 1)

CORPORATE UNSECURED OBLIGATIONS - 9.97%			Summary of Investments by Category
Ford Motor Credit Company LLC			Category	% of Net Assets	Market Value
7.375%, 02/01/11	$ 375,000	$ 249,180	Corporate Asset Backed Securities	7.15%	$ 1,935,206
FPL Group Capital, Inc.			Corporate Secured Obligations	15.65%	4,238,454
6.350%,10/01/66	450,000	356,508	Corporate Unsecured Obligations	9.97%	2,698,673
GATX Financial Corporation			Investment Company	0.90%	244,977
6.273%, 06/15/11	700,000	723,200	U.S. Government &
General Motors Acceptance Corporation LLC			Agency Obligations	64.60%	17,493,157
6.875%, 08/28/12	375,000	149,054	U.S. Government
Provident Companies Inc.			Insured Obligations	0.40%	108,863
7.000%, 07/15/18	375,000	359,481	Total	98.67%	$ 26,719,330
Pulte Homes Inc
5.250%, 01/15/14	325,000	269,750
USB Capital IX
6.189%, 12/29/49	650,000	318,500
Wachovia Capital Trust III
5.800%, 03/15/42	650,000	273,000

Total Corporate Unsecured Obligations
	(Cost $3,842,969)	2,698,673

Total Investments (Cost $28,404,023) - 98.67%		$ 26,719,330
Other Assets Less Liabilities - 1.33%		360,718

Net Assets - 100.00%		$ 27,080,048

*	Securities valued using Matrix System. (note 1)
§	Represents 7 day effective yield at September 30, 2008.

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statement of Assets and Liabilities
(Unaudited)

As of September 30, 2008

Assets:
Investments, at value (cost $28,404,023)	$26,719,330
Cash	200
Receivables:
Fund shares sold	3,610
Dividends and interest	357,481
Prepaid expenses
Fund accounting fees	2,213
Compliance services fees	659
Other expenses	5,847
Due from affiliates:
Advisor (note 2)	13,845

Total assets	27,103,185

Liabilities:
Payables:
Fund shares repurchased	7,380
Accrued expenses	15,757

Total liabilities	23,137

Net Assets	$27,080,048

Net Assets Consist of:
Capital	$30,115,865
Undistributed net investment income	1,096
Accumulated net realized loss on investments	(1,352,220)
Net unrealized depreciation on investments	(1,684,693)

Total Net Assets	$27,080,048
Shares Outstanding, no par value (unlimited authorized shares)	2,716,791
Net Asset Value, Maximum Offering Price and Redemption Price Per Share	$9.97

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statement of Operations
(Unaudited)

For the six month period ended September 30, 2008

Investment Income:
Interest	$822,135
Dividends	4,138

Total Investment Income	826,273

Expenses:
Advisory fees(note 2)	68,456
Administration fees (note 2)	19,015
Transfer agent fees(note 2)	9,802
Fund accounting fees (note 2)	15,058
Compliance service fees(note 2)	3,885
Custody fees(note 2)	5,646
Registration and filing administration fees(note 2)	1,680
Legal fees	9,476
Audit and tax preparation fees	8,022
Registration and filing expenses	2,286
Printing expenses	502
Trustee fees and meeting expenses	1,303
Securities pricing fees	10,027
Chief compliance officer fees	4,513
Other operating expenses	7,522

Total Expenses	167,193

Expenses reimbursed by advisor (note 2)	(37,804)
Advisory fees waived (note 2)	(68,456)

Net Expenses	60,933

Net Investment Income	765,340

Realized and Unrealized Loss on Investments

Net realized loss from investment transactions	(415,758)
Change in unrealized depreciation on investments	(1,109,932)

Realized and Unrealized Loss on Investments	(1,525,690)

Net Decrease in Net Assets Resulting from Operations	$(760,350)

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Statements of Changes in Net Assets

	September 30,	March 31,
For the six month period and fiscal year ended	2008 (a)	2008

Operations:
Net investment income	$765,340	$2,040,663
Net realized (loss) gain from investment transactions	(415,758)	58,081
Change in unrealized depreciation on investments	(1,109,932)	(399,156)

Net (Decrease) Increase in Net Assets Resulting from Operations	(760,350)	1,699,588

Distributions to Shareholders: (note 4)
Net investment income	(764,244)	(2,078,275)

Decrease in Net Assets Resulting from Distributions	(764,244)	(2,078,275)

Capital Share Transactions: (note 5)
Shares sold	365,628	1,079,697
Reinvested dividends and distributions	749,757	2,059,323
Shares repurchased	(7,163,059)	(12,510,535)

Decrease from Capital Share Transactions	(6,047,674)	(9,371,515)

Net Decrease in Net Assets	(7,572,268)	(9,750,202)

Net Assets:
Beginning of period	34,652,316	44,402,518
End of period	$27,080,048	$34,652,316

Undistributed Net Investment Income	$1,096	$-

(a) Unaudited.

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Financial Highlights

For a share outstanding during the	September 30,		March 31,
six month period or fiscal year ended	2008 (a)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$ 10.51		$ 10.61	$ 10.41	$ 10.63	$ 11.08	$ 10.88

(Loss) Income from Investment Operations
Net investment income	0.26		0.52	0.49	0.44	0.41	0.36
Net realized and unrealized (loss) gain
on securities	(0.54)		(0.09)	0.21	(0.19)	(0.42)	0.22

Total from Investment Operations	(0.28)		0.43	0.70	0.25	(0.01)	0.58

Less Distributions:
Dividends (from net investment income)	(0.26)		(0.53)	(0.50)	(0.47)	(0.44)	(0.38)

Total Distributions	(0.26)		(0.53)	(0.50)	(0.47)	(0.44)	(0.38)

Net Asset Value, End of Period	$ 9.97		$ 10.51	$ 10.61	$ 10.41	$ 10.63	$ 11.08

Total Return	(2.67)%	(c)	4.16%	6.84%	2.36%	(0.12)%	(5.43)%

Net Assets, End of Period (in thousands)	$27,080		$34,652	$44,403	$32,012	$39,403	$39,134

Average Net Assets for the Period
(in thousands)	$30,342		$41,949	$37,799	$37,536	$34,988	$35,772

Ratios of:
Gross Expenses to Average Net Assets (d)	1.10%	(b)	0.94%	0.95%	0.96%	0.97%	0.95%
Net Expenses to Average Net Assets (d)	0.40%	(b)	0.40%	0.40%	0.40%	0.40%	0.40%
Net Investment Income to Average Net Assets	5.03%	(b)	4.86%	4.66%	4.10%	3.69%	3.31%

Portfolio turnover rate	15.13%	(c)	19.38%	26.51%	28.13%	43.87%	54.20%

(a) Unaudited.
(b) Annualized.
(c) Not annualized.
(d)			The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio)
and after any waivers and reimbursements (net expense ratio).

See Notes to Financial Statements

EARNEST Partners Fixed Income Trust

Notes to Financial Statements

____________________________________________________________

1.	Organization and Significant Accounting Policies

EARNEST Partners Fixed Income Trust (the “Fund”) is a series fund. The Fund is part of The Nottingham Investment Trust II (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund is classified as a diversified company as defined in the 1940 Act.

The Fund commenced operations on November 15, 1991. The investment objective of the Fund is to preserve capital and maximize total returns through active management of investment-grade fixed-income securities.

The following accounting policies have been consistently followed by the Fund and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Fund’s investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees, taking into consideration institutional bid and last sale prices, and securities prices, yields, estimated maturities, call features, ratings, institutional trading in similar groups of securities and developments related to specific securities. Fair value pricing may be used, for example, in situations where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the value of a portfolio security, such as fixed income security which is typically valued within a matrix pricing system, cannot be made by analogy to a comparable security; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

The financial statements include securities valued at $1,852,873 (6.84% of net assets) whose values have been estimated using a method approved by the Trust’s Board of Trustees. Such securities are valued by using a Matrix System, which is based upon the factors described above and particularly the spread between yields on the securities being valued and yields on U.S. Treasury securities with similar remaining years to maturity. Those estimated values may differ from the values that would have resulted from actual purchase and sale transactions.

Fair Value Measurement

In September 2006, Financial Accounting Standards Board (“FASB”) issued Statement on Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets:

Valuation Inputs	Investments In Securities
Level 1	$24,621,480
Level 2	2,097,850
Level 3	-

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are

(Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements

____________________________________________________________

determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

The Fund bears expenses incurred specifically on its behalf as well as a portion of general and trust expenses, which are allocated according to methods reviewed annually by the Trustees.

Dividend Distributions

The Fund may declare and distribute dividends from net investment income at the end of each month. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of the contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Fund intends to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Advisor

The Fund pays a monthly advisory fee to EARNEST Partners, LLC (the “Advisor”) based upon the average daily net assets of the Fund and is calculated at the annual rate as shown in Schedule A.

The Advisor has entered into a contractual agreement (the “Expense Limitation Agreement”) with the Trust, on behalf of the Fund, under which it has agreed to waive or reduce its fees and to assume other expenses of the Fund, if necessary, in amounts that limit the Fund’s total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan) to not more than a specified percentage of the average daily net assets of the Fund for the current fiscal year. There can be no assurance that the Expense Limitation Agreement will continue in the future. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three (3) fiscal years, provided that the Fund’s total assets exceed $20 million and the Fund has reached a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the Fund to exceed 0.40% as described above. As of March 31, 2008 the recapturable reimbursed expense amounts are as follows for the fiscal years ended 2006, 2007 and 2008: $209,694, $209,087 and $227,427, respectively. These amounts are set to expire in 2009, 2010 and 2011, respectively. The expense limitation percentages, as well as the Advisory fees waived and expenses reimbursed for the six month period ended September 30, 2008 are included in Schedule A, provided below.

______________________________________________

Schedule A: Advisor Fees	Expense Limitation Ratio		Advisor Fees Waived	Expenses Reimbursed
Average Net Assets	Rate
All assets	0.45%	0.40%	$68,456	$37,804

Administrator

The Fund pays a monthly administration fee to The Nottingham Company (the “Administrator”) based upon the average daily net assets of the Fund and calculated at the annual rate shown in Schedule B, which is subject to a minimum of $2,000 per month. The Administrator also receives a fee to procure and pay the custodian for the Fund, additional compensation for fund accounting and recordkeeping services, and additional compensation for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses. Breakdowns of these fees are provided in Schedule B.

Compliance Services

The Nottingham Compliance Services, LLC, a wholly owned affiliate of the Administrator, provides services which assist the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 of the 1940 Act. It receives compensation for this service at an annual rate of $7,750.

Transfer Agent

North Carolina Shareholder Services, LLC (the “Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Fund. It receives compensation for its services at a rate of $15 per shareholder per year, subject to a minimum fee of $1,500 per month. The Transfer Agent is also reimbursed for out-of-pocket expenses.

(Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements

____________________________________________________________

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Fund’s principal underwriter and distributor.

Certain Trustees and officers of the Trust are also officers of the Advisor or the Administrator.

___________________________________________________________________________________________

Schedule B: Administration Fees (1)		Custody Fees (2)		Fund Accounting Fees (monthly)	Fund Accounting Asset Based Fees		Blue Sky Administration Fees (annual)
Average Net Assets	Annual Rate	Average Net Assets	Annual Rate		Average Net Assets	Annual Rate
On all assets	0.125%	First $100 million	0.020%	$2,250	On all assets	0.01%	$160 per state
		Over $100 million	0.009%
(1)	Subject to minimum fees of $2,000 per month.
(2)	Subject to minimum fees of $400 per month.

3.	Purchases and Sales of Investment Securities

For the six month period ended September 30, 2008, the aggregate cost of purchases and proceeds from sales of investment securities (excluding short-term securities) were as follows:

Purchases of Securities	Proceeds from Sales of Securities
$4,538,995	$10,673,382

Purchases of Long-Term U.S. Government Obligations	Proceeds from Sales of Long-Term U.S. Government Obligations
$2,793,734	$7,945,401

4.	Federal Income Tax

The tax components of capital, as of March 31, 2008 are shown below in Table 1.

Accumulated capital losses noted below represent net capital loss carryovers as of March 31, 2008 that may be available to offset future realized capital gains and thereby reduce future taxable gain distributions. Table 2 below shows the expiration dates of the carry-forwards.

Other book tax differences in the fiscal year ended March 31, 2008 primarily consist of post-October loss deferrals.

Table 1

Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
$0	$0	$(936,462)	$0	$(574,761)

Table 2

Capital Loss Carry-forward Expiration Schedule
As of March 31, 2008
March 31, 2009	March 31, 2013	March 31, 2014	March 31, 2015	March 31, 2016
$(48,200)	$(141,621)	$(419,427)	$(323,224)	$(3,990)

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2007 are noted in Table 3.

Table 3

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation
$28,404,023	$257,147	$(1,941,840)

(Continued)

EARNEST Partners Fixed Income Trust

Notes to Financial Statements

____________________________________________________________

Table 4 shows the amount of dividends and distributions from net investment income and net realized capital gains, which are determined in accordance with federal income tax regulations and may differ from generally accepted accounting principles. These differences are due to differing treatments for items such as net short-term gains, realized gains/(losses) from paydowns, deferral of wash sale losses and capital loss carry-forwards. Any permanent differences such as tax returns of capital would be reclassified against capital.

Table 4

For the six month period and fiscal year ended	Distributions from
	Ordinary Income	Long-Term Capital Gains
September 30, 2008	$ 764,244	$ -
March 31, 2008 (a)	$2,078,275	$ -
March 31, 2007 (a)	$1,810,818	$ -

(a) Audited.

Management has analyzed the Fund’s potential tax position for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Fund’s financial statements.

5.	Capital Share Transactions

For the six month period or fiscal year ended	September 30,	March 31,
	2008	2008 (a)
Transactions in Capital Shares
Shares sold	34,970	102,286
Reinvested distributions	73,299	195,231
Shares repurchased	(690,098)	(1,182,502)
Net Decrease in Capital Shares	(581,829)	(884,985)
Shares Outstanding, Beginning of period	3,298,620	4,183,605
Shares Outstanding, End of period	2,716,791	3,298,620

(a) Audited.

6.	Commitments and Contingencies

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. The Fund expects that risk of loss to be remote.

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)

____________________________________________________________

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included in Appendix B to the Fund’s Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) without charge, upon request, by calling the Fund at the number above and (2) on the SEC’s website at http://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the fund at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 202-942-8090.

3.	Renewal of Advisory Agreement During Period

The Advisor supervises the investments of the Fund pursuant to an Investment Advisory Agreement. At the annual meeting of the Fund’s Board of Trustees on September 22, 2008, the Trustees unanimously approved the renewal of the Investment Advisory Agreement for another year. In considering whether to approve the renewal of the Investment Advisory Agreement, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Fund and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund; (iv) the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Investment Advisory Agreement and Expense Limitation Agreement for the Fund; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Fund, and comparative expense ratio information for other mutual funds with a strategy similar to the Fund; and a memorandum from the Fund’s legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreement, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreement. The Trustees considered the services being provided by the Advisor to the Fund including, without limitation, the quality of its investment advisory services since the Fund’s inception (including research and recommendations with respect to portfolio securities), its procedures for formulating investment recommendations and assuring compliance with the Fund’s investment objectives and limitations, its coordination of services for the Fund among the Fund’s service providers, and its efforts to promote the Fund, grow the Fund’s assets, and assist in the distribution of Fund shares. The Trustees noted that the president and principal executive officer and the vice president for the Fund were employees of the Advisor and served the Trust without additional compensation. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance program, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor was satisfactory and adequate for the Fund.

In considering the investment performance of the Fund and the Advisor, the Trustees compared the short and long-term performance of the Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of the Advisor’s management of the Fund with the Fund’s investment objective and policies. After reviewing the short and long-term investment performance of the Fund, the Advisor’s experience managing the Fund and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees

EARNEST Partners Fixed Income Trust

Additional Information (Unaudited)

____________________________________________________________

concluded that the investment performance of the Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Fund, the Trustees evaluated the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor and the level of commitment to the Fund and the Advisor by the principals of the Advisor; the asset levels of the Fund; and the overall expenses of the Fund, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Fund and the nature and frequency of advisory fee payments. The Trustees reviewed the Advisor’s financial statements and discussed the financial stability and profitability of the firm. The Trustees reviewed the Fund’s Expense Limitation Agreement with the Advisor, and discussed the Advisor’s prior fee waivers under the Expense Limitation Agreement in detail, including the nature and scope of cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Fund, including promotion of the Advisor’s name and the ability to place small accounts into the Fund. The Trustees then compared the fees and expenses of the Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. The Trustees determined that while the Fund’s management fee was lower than some of the comparable funds and higher than others, the Fund’s net expense ratio was lower than the comparable funds and lower than the industry average. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by the Fund were fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor.

In considering the extent to which economies of scale would be realized as the Fund grows and whether advisory fee levels reflect those economies of scale for the benefit of the Fund’s investors, the Trustees considered that the Fund’s fee arrangements with its Advisor involved both the management fee and the Expense Limitation Agreement. The Trustees determined that while the management fee remained the same at all asset levels, the Fund’s shareholders had experienced benefits from the Expense Limitation Agreement. The Trustees noted that the Fund’s shareholders would continue to experience benefits from the Expense Limitation Agreement until the Fund’s expenses fell below the cap set by the Expense Limitation Agreement. Thereafter, the Trustees noted that the Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor. Following further discussion of the Fund’s asset level, expectations for growth, and levels of fees, the Board of Trustees determined that the Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services to be provided by the Advisor and that the Expense Limitation Agreement would continue to provide potential savings or protection for the benefit of the Fund’s investors.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and the Advisor’s performance in utilizing those standards, for seeking best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters). The Trustees noted that the Fund’s fixed income portfolio transactions were normally principal transactions executed in over-the-counter markets on a “net” basis. The Trustees considered the anticipated portfolio turnover rate for the Fund; the method and basis for selecting and evaluating the broker-dealers used; and any anticipated allocation of portfolio business to persons affiliated with the Advisor. After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to the Fund; the basis of decisions to buy or sell securities for the Fund and/or other accounts of the Advisor; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreement for the Fund.

EARNEST Partners Fixed Income Trust

is a series of the

The Nottingham Investment Trust II

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

NC Shareholder Services, LLC	EARNEST Partners, LLC
116 South Franklin Street	1180 Peachtree Street,
Rocky Mount, North Carolina 27804	Suite 2300
Atlanta, Georgia 30309

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-800-322-0068

World Wide Web @:	World Wide Web @:

ncfunds.com	earnestpartners.com

Semi-Annual Report 2008

September 30, 2008

(Unaudited)

Balanced Fund

Equity Fund

Small Company Fund

International Equity Fund

Mid-Cap Fund

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Brown Capital Management Funds (the “Funds”). This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus. The Funds’ shares are not deposits or obligations of, or guaranteed by, any depository institution. The Funds’ shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Funds nor the Funds’ distributor is a bank.

Distributor: Capital Investment Group, Inc., 116 S. Franklin Street, Rocky Mount, NC 27804, Phone 1-800-773-3863.

Table of Contents

Fund Expense Example	4

Schedules of Portfolio Investments

Balanced Fund	5
Equity Fund	7
Small Company Fund	9
International Equity Fund	11
Mid-Cap Fund	13

Financial Statements	15

Notes to Financial Statements	22

Additional Information	29

Investments in the Brown Capital Management Funds (“Funds”) are subject to investment risks, including, without limitation, market risk, investment style risk, investment advisor risk, market sector risk, equity securities risk, portfolio turnover risk, and other risks as set forth in the Funds’ prospectus. Additionally there is credit risk, interest rate risk, maturity risk, investment grade securities risk associated with the Balanced Fund; small company risk associated with the Small Company Fund; mid-cap companies risk associated with the Mid-Cap Fund; and foreign securities risk, emerging market risk, currency risk, Euro risk, political/economic risk, regulatory risk and transaction costs risk associated with the International Equity Fund.

The performance information quoted in this semi-annual report represents past performance, which is not a guarantee of future results. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. An investor may obtain performance data current to the most recent month-end by visiting www.browncapital.com.

An investor should consider the investment objectives, risks, and charges and expenses of the Funds carefully before investing. The prospectus contains this and other information about the Funds. A copy of the prospectus is available by calling Shareholder Services at 1-877-892-4226. The prospectus should be read carefully before investing.

Regarding the Brown Capital Management: Balanced Fund, Equity Fund, Mid-Cap Fund and International Equity Fund:

Stated performance in the aforementioned funds was achieved at some or all points during the year by waiving or reimbursing part of those funds’ total expenses to ensure shareholders did not absorb expenses significantly greater than the industry norm.

This Semi-Annual Report was first distributed to shareholders on or about November 29, 2008.

For More Information on Your Brown Capital Management (BCM) Mutual Funds:

See Our Web site @ www.browncapital.com
or
Call Our Shareholder Services Group Toll-Free at 1-877-892-4BCM, (1-877-892-4226)

Fund Expenses (Unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees, distribution (12b-1) fees (Mid-cap fund) and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period as indicated below.

Actual Expenses – The first line of the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes – The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed annual rate of return of 5% before expenses, which is not the Fund ’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Expense Examples	Beginning Account Value April 1, 2008	Ending Account Value September 30, 2008	Expenses Paid During Period*
Balanced Fund
Actual	$1,000.00	$926.20	$5.79
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07
Equity Fund
Actual	$1,000.00	$912.50	$5.75
Hypothetical (5% return before expenses)	$1,000.00	$1,019.05	$6.07
Small Company Fund
Actual	$1,000.00	$1,026.60	$6.20
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.17
International Equity Fund
Actual	$1,000.00	$779.20	$8.92
Hypothetical (5% return before expenses)	$1,000.00	$1,015.04	$10.10
Mid-Cap Fund Institutional Class
Actual	$1,000.00	$962.90	$6.40
Hypothetical (5% return before expenses)	$1,000.00	$1,018.55	$6.58
Mid-Cap Fund Investor Class
Actual	$1,000.00	$961.60	$7.62
Hypothetical (5% return before expenses)	$1,000.00	$1,017.30	$7.84

* Expenses are equal to the Funds’ annualized expense ratio (1.20% for the Balanced Fund, and Equity Fund, 1.22% for the Small Company Fund, 2.00% for the International Equity Fund and 1.30% and 1.55% for the Mid-Cap Institutional Class and Mid-Cap Investor Class, respectively) multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by 365 (to reflect the most recent six month period).

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of September 30, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 70.85%				Pharmaceuticals, Biotechnology & Life Sciences - 5.74%
					Abbott Laboratories	3,765	$ 216,789
Capital Goods - 7.74%				*	Celgene Corporation	2,855	180,664
	Boeing Company	2,125	$ 121,869	*	Genentech, Inc.	1,060	94,001
	General Electric Company	17,570	448,035	*	Gilead Sciences, Inc.	3,704	168,828
	Joy Global, Inc.	1,205	54,394				660,282
	United Technologies Corporation	4,435	266,366	Retailing - 6.46%
			890,664	*	Dick's Sporting Goods, Inc.	5,415	106,026
Consumer Durables & Apparel - 1.41%					Nordstrom, Inc.	4,065	117,153
*	Coach, Inc.	6,470	162,009		Staples, Inc.	8,615	193,837
					Target Corporation	3,390	166,279
Consumer Services - 0.69%				*	Tractor Supply Company	3,830	161,052
*	Starbucks Corporation	5,370	79,852				744,347
				Semiconductors & Semiconductor Equipment - 1.41%
Diversified Financials - 7.02%					Intel Corporation	8,685	162,670
	Citigroup Inc.	8,735	179,155
	J.P. Morgan Chase & Co.	6,905	322,464	Software & Services - 8.89%
	T. Rowe Price Group Inc.	3,455	185,568	*	Adobe Systems Incorporated	2,895	114,266
	The Goldman Sachs Group, Inc	945	120,960	*	Cognizant Technologies Solutions
			808,147		Corporation - Cl. A	3,765	85,955
Energy - 3.17%				*	Google Inc. - Cl. A	875	350,455
	Schlumberger Limited	3,292	257,072		Microsoft Corporation	3,645	97,285
*	Transocean Inc.	979	107,533	*	Oracle Corporation	12,645	256,820
			364,605		The Western Union Company	4,825	119,033
Food & Staples Retailing - 2.01%							1,023,814
	Walgreen Co.	2,220	68,731	Technology Hardware & Equipment - 12.84%
	Whole Foods Market, Inc.	8,155	163,345	*	Apple Inc.	2,320	263,691
			232,076	*	Cisco Systems, Inc.	11,425	257,748
Food, Beverage & Tobacco - 3.81%					Corning Inc.	14,516	227,030
µ	Diageo PLC	1,160	79,878	*	EMC Corporation	14,227	170,155
*	Hansen Natural Corporation	4,470	135,218		Hewlett-Packard Company	8,045	372,001
	Philip Morris International, Inc.	4,635	222,943		International Business Machines
			438,039		Corporation	1,605	187,721
Health Care Equipment & Services - 4.50%							1,478,346
	Medtronic, Inc.	5,070	254,007	Transportation - 2.23%
*	St. Jude Medical, Inc.	2,105	91,546		Expeditors International of
*	Waters Corporation	2,960	172,213		Washington, Inc.	2,185	76,125
			517,766		Norfolk Southern Corporation	2,720	180,091
Insurance - 1.06%							256,216
	Aflac, Inc.	2,075	121,906
				Total Common Stocks (Cost $8,852,693)			8,155,520
Materials - 1.87%
	Ecolab, Inc.	2,590	125,667
	Sigma-Aldrich Corporation	1,700	89,114
			214,781
							(Continued)

The Brown Capital Management Balanced Fund

Schedule of Investments
(Unaudited)

As of September 30, 2008
Shares / Principal	Market Value (Note 1)

INVESTMENT COMPANIES - 5.51%	Summary of Investments by Industry
§	Dreyfus Cash	% of Net Assets	Market Value
Management, 2.71%	500,090	$ 500,090	Industry
§	Fidelity Institutional	Capital Goods	7.74%	$ 890,664
Money Market Funds, 2.86%	134,111	134,111	Consumer Durables & Apparel	1.41%	162,009
Consumer Services	0.69%	79,852
Total Investment Companies (Cost $634,201)	$ 634,201	Corporate Obligations	9.02%	1,039,026
Diversified Financials	7.02%	808,147
U.S. GOVERNMENT OBLIGATIONS - 15.40%	Energy	3.17%	364,605
Food & Staples Retailing	2.01%	232,076
U.S. Treasury Notes	Food, Beverage & Tobacco	3.81%	438,039
4.500%, 02/28/2011	$ 660,000	698,208	Health Care Equipment & Services	4.50%	517,766
4.500%, 02/15/2016	660,000	703,519	Insurance	1.06%	121,906
3.500%, 02/15/2018	200,000	196,125	Investment Company	5.51%	634,201
4.500%, 02/15/2036	170,000	174,489	Materials	1.87%	214,781
Pharmaceuticals & Biotechnology	5.74%	660,282
Total U.S. Government Obligations	Retailing	6.46%	744,347
(Cost $1,661,890)	1,772,341	Semiconductors & Semiconductor
Equipment	1.41%	162,670
CORPORATE OBLIGATIONS - 9.02%	Software & Services	8.89%	1,023,814
Technology Hardware & Equipment	12.84%	1,478,346
Dow Chemical Capital Debenture	Transportation	2.23%	256,216
9.200%, 06/01/2010	15,000	16,101	U.S. Government Obligations	15.40%	1,772,341
Dow Chemical	100.78%	$ 11,601,088
7.375%, 11/01/2029	170,000	164,784
General Electric Capital Corporation	*	Non-income producing investment.
5.250%, 10/19/2012	350,000	329,055	μ	American Depositary Receipt.
NSTAR Electric Company	§	Represents 7 day effective yield at September 30, 2008.
7.800%, 05/15/2010	60,000	63,209
Sears Roebuck Acceptance
7.000%, 02/01/2011	170,000	167,050
The Coca-Cola Company	The following acronym is used in this portfolio:
5.750%, 03/15/2011	200,000	209,441
Wal-Mart Stores	PLC - Public Limited Company (British)
8.070%, 12/21/2012	79,944	89,386

Total Corporate Obligations
(Cost $1,068,873)	1,039,026

Total Investments (Cost $12,217,657) - 100.78%	$ 11,601,088
Liabilities In Excess Of Other Assets - (0.78)%	(89,813)

Net Assets - 100.00%	$ 11,511,275

See Notes to Financial Statements

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2008
Shares	Market Value (Note 1)	Shares	Market Value (Note 1)

COMMON STOCKS - 96.67%	Pharmaceuticals, Biotechnology & Life Sciences - 7.45%
Abbott Laboratories	3,120	$ 179,650
Capital Goods - 10.33%	*	Celgene Corporation	2,610	165,161
Boeing Company	2,050	$ 117,568	*	Genentech, Inc.	980	86,906
General Electric Company	15,430	393,465	*	Gilead Sciences, Inc.	3,298	150,323
Joy Global, Inc.	1,150	51,911	582,040
United Technologies Corporation	4,075	244,745	Retailing - 10.52%
807,689	*	Dick's Sporting Goods, Inc.	6,985	136,766
Consumer Durables & Apparel - 2.15%	Nordstrom, Inc.	4,110	118,450
*	Coach, Inc.	6,705	167,893	Staples, Inc.	8,130	182,925
*	Starbucks Corporation	5,010	74,499
Diversified Financials - 10.02%	Target Corporation	3,285	161,129
Citigroup Inc.	10,420	213,714	*	Tractor Supply Company	3,535	148,647
JPMorgan Chase & Co.	6,180	288,606	822,416
T. Rowe Price Group Inc.	3,200	171,872	Semiconductors & Semiconductor Equipment - 2.03%
The Goldman Sachs Group, Inc.	855	109,440	Intel Corporation	8,480	158,830
783,632
Energy - 4.19%	Software & Services - 12.19%
Schlumberger Limited	2,931	228,882	*	Adobe Systems Inc.	2,950	116,437
*	Transocean Inc.	899	98,746	*	Cognizant Technology
327,628	Solutions Corporation - Cl. A	3,400	77,622
Food & Staples Retailing - 2.61%	*	Google Inc. - Cl. A	805	322,419
Walgreen Co.	900	27,864	Microsoft Corporation	3,395	90,613
Whole Foods Market, Inc.	8,780	175,863	*	Oracle Corporation	11,795	239,556
203,727	The Western Union Company	4,320	106,574
Food, Beverage & Tobacco - 4.99%	953,221
μ	Diageo PLC	1,185	81,599	Technology Hardware & Equipment - 16.77%
*	Hansen Natural Corporation	3,150	95,288	*	Apple Inc.	1,660	188,676
Philip Morris International, Inc.	4,430	213,083	*	Cisco Systems, Inc.	11,100	250,416
389,970	Corning Incorporated	12,921	202,084
Health Care Equipment & Services - 6.37%	*	EMC Corporation	12,663	151,449
Medtronic, Inc.	4,810	240,981	Hewlett-Packard Company	7,395	341,945
*	St. Jude Medical, Inc.	2,070	90,024	International Business
*	Waters Corporation	2,865	166,686	Machines Corporation	1,505	176,025
497,691	1,310,595
Insurance - 1.43%	Transportation - 3.11%
Aflac, Inc.	1,900	111,625	Expeditors International of
Washington, Inc.	2,005	69,854
Materials - 2.51%	Norfolk Southern Corporation	2,615	173,139
Ecolab, Inc.	2,355	114,265	242,993
Sigma-Aldrich Corporation	1,560	81,775
196,040	Total Common Stocks (Cost $8,143,987)	7,555,990
(Continued)

The Brown Capital Management Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2008
	Shares		Market Value (Note 1)

INVESTMENT COMPANIES - 5.25%				Summary of Investments by Industry
§	Dreyfus Cash				% of Net Assets	Market Value
	Management, 2.71%	334,585	$ 334,585	Industry
§	Fidelity Institutional			Capital Goods	10.33%	$ 807,689
	Money Market Funds, 2.86%	75,816	75,816	Consumer Durables & Apparel	2.15%	167,893
				Diversified Financials	10.02%	783,632
Total Investment Companies (Cost $410,401)			410,401	Energy	4.19%	327,628
				Food & Staples Retailing	2.61%	203,727
Total Investments (Cost $8,554,388) - 101.92%			$ 7,966,391	Food, Beverage & Tobacco	4.99%	389,970
Liabilities In Excess Of Other Assets - (1.92)%			(149,928)	Health Care Equipment & Services	6.37%	497,691
				Insurance	1.43%	111,625
Net Assets - 100.00%			$ 7,816,463	Investment Company	5.25%	410,401
				Materials	2.51%	196,040
*	Non-income producing investment.			Pharmaceuticals, Biotechnology
μ	American Depositary Receipt.			& Life Sciences	7.45%	582,040
§	Represents 7 day effective yield at September 30, 2008.			Retailing	10.52%	822,416
				Semiconductors &
				Semiconductor Equipment	2.03%	158,830
				Software & Services	12.19%	953,221
The following acronym is used in this portfolio:				Technology Hardware & Equipment	16.77%	1,310,595
				Transportation	3.11%	242,993
PLC - Public Limited Company (British)				Total	101.92%	$ 7,966,391

See Notes to Financial Statements

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of September 30, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 93.62%				Medical/Health Care - 24.70%
				*	Abaxis, Inc.	840,150	$ 16,550,955
Business Services - 21.05%				*	Affymetrix, Inc.	446,260	3,454,052
*	ACI Worldwide, Inc.	419,500	$ 7,349,640	*	Bruker Corporation	568,600	7,579,438
	Balchem Corporation	295,302	7,875,704	*	Gen-Probe, Inc.	212,290	11,261,984
*	Concur Technologies Inc.	320,650	12,268,069	*	Immucor, Inc.	417,500	13,343,300
*	Diodes, Inc.	413,880	7,636,086	*	Kensey Nash Corporation	315,500	9,925,630
	Dynamic Materials Corporation	265,855	6,170,495		Meridian Bioscience, Inc.	433,730	12,595,519
*	IRIS International, Inc.	203,770	3,647,483	*	Neogen Corporation	270,185	7,613,813
*	Macrovision Corporation	715,045	10,997,392	*	Palomar Medical
*	Nuance Communications, Inc.	463,424	5,649,139		Technologies, Inc.	242,000	3,257,320
*	PROS Holdings, Inc.	1,168,346	10,970,769	*	Techne Corporation	162,600	11,726,712
*	SPSS Inc.	352,205	10,340,739				97,308,723
			82,905,516	Pharmaceuticals - 5.47%
Consumer Related - 8.70%				*	Albany Molecular
*	Dolby Laboratories Inc. - Cl. A	304,400	10,711,836		Research, Inc.	318,255	5,757,233
*	DTS Inc.	426,375	11,866,016	*	Human Genome Sciences, Inc.	303,495	1,927,193
*	Green Mountain Coffee			*	Incyte Corporation Ltd.	431,570	3,301,510
	Roasters, Inc.	223,011	8,773,253	*	Kendle International, Inc.	178,000	7,958,380
*	Panera Bread Company - Cl. A	12,900	656,610		Medicis Pharmaceuticals
*	The Cheesecake Factory				Corporation - Cl. A	171,700	2,560,047
	Incorporated	155,725	2,276,700	*	Pharmacopeia, Inc.	26,589	39,618
			34,284,415				21,543,981
Industrial Products & Systems - 21.07%
*	ANSYS, Inc.	357,145	13,525,081	Total Common Stocks (Cost $296,341,277)			368,806,312
	CARBO Ceramics Inc.	274,855	14,185,267
	Cognex Corporation	362,695	7,311,931	INVESTMENT COMPANIES - 7.17%
*	Dionex Corporation	108,640	6,904,072	§	Dreyfus Cash
*	FEI Company	476,450	11,344,274		Management, 2.71%	17,223,785	17,223,785
*	FLIR Systems, Inc.	371,983	14,291,587	§	Fidelity Institutional
*	Measurement Specialties, Inc.	589,425	10,279,572		Money Market Fund, 2.86%	11,038,100	11,038,100
*	Symyx Technologies, Inc.	519,892	5,152,130
			82,993,914	Total Investment Companies
Information/Knowledge Management - 12.63%				(Cost $28,261,885)			28,261,885
*	Accelrys, Inc.	245,978	1,350,419
	American Software, Inc. - Cl. A	754,188	4,110,325	Total Investments
	Blackbaud, Inc.	388,279	7,163,748	(Cost $324,603,162) - 100.79%			$ 397,068,197
*	Manhattan Associates, Inc.	310,900	6,945,506	Liabilities In Excess Of Other Assets - (0.79)%			(3,132,987)
*	NetScout Systems, Inc.	699,180	7,439,275
	Quality Systems, Inc.	313,800	13,261,188	Net Assets - 100.00%			$ 393,935,210
*	Tyler Technologies, Inc.	626,190	9,499,302
			49,769,763	*	Non-income producing investment.
				§	Represents 7 day effective yield at September 30, 2008.

					(Continued)

The Brown Capital Management Small Company Fund

Schedule of Investments
(Unaudited)

As of September 30, 2008

Summary of Investments by Sector
	% of Net Assets	Market Value
Sector
Business Services	21.05%	$ 82,905,516
Consumer Related	8.70%	34,284,415
Industrial Products & Systems	21.07%	82,993,914
Information/Knowledge
Management	12.63%	49,769,763
Investment Company	7.17%	28,261,885
Medical/Health Care	24.70%	97,308,723
Pharmaceuticals	5.47%	21,543,981
	100.79%	$ 397,068,197

See Notes to Financial Statements

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 98.11%				Hong Kong Equities - 4.43%
					Esprit Holdings Ltd.	38,565	$ 235,171
Austrian Equity - 1.44%					Vitasoy International Holdings Ltd.	503,015	218,314
	Raiffeisen International Bank						453,485
	Holding AG	2,095	$ 147,374	Indian Equity - 1.02%
				Ω	LIC Housing Finance	8,575	104,218
Belgium Equity - 1.54%
*	RHJ International	17,430	157,529	Irish Equities - 2.79%
					C&C Group PLC	24,715	66,071
Bermuda Equities - 9.54%					DCC PLC	11,475	219,695
	Aircastle Ltd.	20,280	200,975				285,766
	Invesco Ltd.	11,025	231,305	Israeli Equity - 2.42%
	Lancashire Holdings Ltd	14,340	78,521	µ	Teva Pharmaceutical Industries Ltd.	5,410	247,724
*	Nabors Industries Ltd.	4,160	103,667
	Tyco International Ltd.	7,150	250,393	Italian Equities - 4.08%
	Willis Group Holdings Ltd.	3,470	111,942		Azimut Holding SpA	18,540	126,649
			976,803	*	Tod's SpA	2,530	125,761
Canadian Equity - 1.96%					UniCredit SpA	45,155	165,116
	Canadian Natural Resources Ltd.	2,925	200,625				417,526
				Japanese Equities - 12.77%
Chinese Equity - 0.67%					Asatsu-DK, Inc.	9,120	256,835
	Ping An Insurance Group				Daito Trust Construction Co., Ltd.	5,560	202,324
	Company of China Ltd.	12,100	68,488		Japan Tobacco, Inc.	86	318,608
					Meitec Corporation	6,620	175,226
Egypt Equity - 2.22%					Nissin Healthcare Food
Ω	Orascom Telecom Holding SAE	6,430	227,043		Service Co., Ltd.	12,675	128,240
					Yamaha Motor Co., Ltd.	16,990	226,374
Finland Equity - 3.38%							1,307,607
	Kone OYJ	5,355	143,232	Mexican Equities - 4.69%
µ	Nokia OYJ	10,865	202,632	µ	Fomento Economico
			345,864		Mexicano, SAB de CV	5,565	212,249
French Equities - 11.95%					Wal-Mart de Mexico SAB de CV	77,860	267,768
*	Axa SA	9,695	312,476				480,017
*µ	Flamel Technologies SA	15,415	112,838	Netherland Equity - 2.08%
	L'Oreal SA	1,860	181,326	*	Koninklijke Philips Electronics NV	7,931	213,082
	Neopost SA	2,945	275,077
	Sanofi-Aventis SA	5,220	342,072	Russian Equity - 0.79%
			1,223,789	*	Rambler Media, Ltd.	5,880	80,380
German Equities - 5.47%
*	Bayerische Motoren Werke AG	5,080	196,092	Singapore Equities - 3.42%
	Deutsche Telekom AG	12,470	189,152		Singapore Petroleum Co., Ltd.	43,660	141,593
	Rhoen Klinikum AG	6,220	175,125		UOB-Kay Hian Holdings Ltd.	239,360	208,226
			560,369				349,819

(Continued)

The Brown Capital Management International Equity Fund

Schedule of Investments
(Unaudited)

As of September 30, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				The following acronyms and abbreviations are used in this portfolio:

South Korean Equities - 5.47%				AG - Aktiengesellschaft (Austrian, German, & Switzerland)
*µ	Gmarket Inc.	11,180	$ 259,823	NV - Naamloze Vennootschap (Dutch)
*µ	KB Financial Group, Inc.	3,095	141,411	OYJ - Julkinen Osakeyhtiö (Finland)
µ	SK Telecom Co., Ltd.	8,440	158,841	PLC - Public Limited Company (Ireland & United Kingdom)
			560,075	SA - Societe Anonyme (French)
Swiss Equities - 4.24%				SAB de CV - Convertible Securities (Mexican)
	Nobel Biocare Holding AG	8,260	272,293	SAE - Societe Anonyme Egyptienne (Egyptian)
	The Swatch Group AG	895	162,011	SpA - Societa Per Azioni (Italian)
			434,304
United Kingdom Equities - 11.74%
	British Sky Broadcasting
	Group PLC	19,405	142,996	Summary of Investments by Industry
	Diageo PLC	12,645	212,440		% of Net Assets	Market Value
	Man Group PLC	19,221	115,072	Industry
	Reed Elsevier PLC	27,963	275,907	Automobiles & Components	4.13%	$ 422,465
	SABMiller PLC	9,855	190,271	Banks	5.45%	558,119
*	United Business Media PLC	11,441	99,666	Capital Goods	12.27%	1,255,706
	Vitec Group PLC	26,610	164,985	Commercial Services & Supplies	1.71%	175,226
			1,201,337	Consumer Durables & Apparel	3.31%	338,843
				Diversified Financials	10.16%	1,039,755
Total Common Stocks (Cost $11,767,296)			10,043,224	Energy	4.35%	445,885
				Food & Staples Retailing	3.87%	396,008
INVESTMENT COMPANY - 1.25%				Food, Beverage & Tobacco	11.90%	1,217,953
§	Dreyfus Cash Management, 2.71%			Health Care Equipment & Services	4.37%	447,421
	(Cost $127,567)	127,567	127,567	Household & Personal Products	1.77%	181,326
				Insurance	5.58%	571,427
Total Investments (Cost $11,894,863) - 99.36%			$ 10,170,791	Investment Company	1.25%	127,567
Other Assets Less Liabilities - 0.64%			65,795	Media	8.36%	855,782
				Pharmaceuticals, Biotechnology
Net Assets - 100.00%			$ 10,236,586	& Life Sciences	6.86%	702,634
				Retailing	6.42%	657,005
*	Non-income producing investment.			Telecommunication Services	7.60%	777,669
µ	American Depositary Receipt.			Total	99.36%	$ 10,170,791
Ω	Global Depositary Receipts.
§	Represents 7 day effective yield at September 30, 2008.
See Notes to Financial Statements.

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of September 30, 2008
		Shares	Market Value (Note 1)			Shares	Market Value (Note 1)

COMMON STOCKS - 98.21%				Health Care Equipment & Services - 17.85%
				*	Allscripts Healthcare Solution Inc.	24,100	$ 299,804
Automobiles & Components - 2.47%					Catalyst Health Solutions, Inc.	5,475	143,007
*	Copart, Inc.	5,615	$ 213,370	*	Covance Inc.	2,820	249,316
				*	Intuitive Surgical, Inc.	260	62,655
Capital Goods - 8.19%					Meridian Bioscience, Inc.	5,595	162,479
	Fastenal Company	3,915	193,362		Quest Diagnostics, Inc.	2,805	144,934
	Joy Global, Inc.	1,540	69,516	*	St. Jude Medical, Inc.	6,555	285,077
	MSC Industrial			*	Waters Corporation	3,400	197,812
	Direct Co., Inc. - Cl. A	3,775	173,914				1,545,084
*	Quanta Services, Inc.	5,825	157,333	Household & Personal Products - 2.57%
	Textron, Inc.	3,910	114,485	*	Chattem, Inc.	2,850	222,813
			708,610
Chemicals - 3.82%				Insurance - 1.32%
	Ecolab, Inc.	3,810	184,861		Willis Group Holdings Limited	3,540	114,200
	Sigma-Aldrich Corporation	2,775	145,466
			330,327	Pharmaceuticals, Biotechnology & Life Sciences - 6.91%
Commercial Services & Supplies - 1.85%				*	Affymetrix, Inc.	8,620	66,719
*	Iron Mountain Incorporated	6,545	159,763	*	Celgene Corporation	2,648	167,565
				μ	Shire Limited PLC	3,710	177,152
Consumer Durables & Apparel - 2.58%				*	United Therapeutics Corporation	1,775	186,677
*	Coach, Inc.	8,910	223,106				598,113
				Retailing - 9.88%
Consumer Services - 2.23%				*	Dick's Sporting Goods, Inc.	13,125	256,988
*	Starbucks Corporation	6,765	100,596		Nordstrom, Inc.	6,845	197,273
*	The Cheesecake Factory	6,347	92,793		Staples, Inc.	9,025	203,063
			193,389	*	Tractor Supply Company	4,700	197,635
Diversified Financials - 2.82%							854,959
	T. Rowe Price Group Inc.	4,550	244,380	Semiconductors & Semiconductor Equipment - 2.61%
				*	Diodes, Inc.	7,195	132,748
Energy - 4.48%				*	PMC-Sierra, Inc.	12,605	93,529
*	Cameron International Corp.	3,050	117,547				226,277
	Diamond Offshore Drilling, Inc.	1,040	107,182	Software & Services - 11.70%
	Smith International Inc.	2,775	162,726	*	Akamai Technologies, Inc.	3,575	62,348
			387,455		Blackbaud, Inc.	7,505	138,467
Food & Staples Retailing - 3.42%				*	Citrix Systems, Inc.	4,160	105,082
*	United Natural Foods, Inc.	5,820	145,442	*	Cognizant Technology
	Whole Foods Market, Inc.	7,504	150,305		Solutions Corporation - Cl. A	4,230	96,571
			295,747	*	Electronic Arts Inc.	3,575	132,239
Food, Beverage & Tobacco - 2.54%					FactSet Research Systems Inc.	2,165	113,121
*	Hansen Natural Corporation	7,270	219,917	*	Macrovision Solutions Corp.	7,415	114,043
					The Western Union Company	10,156	250,549
							1,012,420

							(Continued)

The Brown Capital Management Mid-Cap Fund

Schedule of Investments
(Unaudited)

As of September 30, 2008
		Shares	Market Value (Note 1)

COMMON STOCKS - (Continued)				Summary of Investments by Industry
					% of Net	Market
Technology Hardware & Equipment - 6.23%				Industry	Assets	Value
*	FLIR Systems, Inc.	6,600	$ 253,572	Automobiles & Components	2.47%	$ 213,370
*	NetApp, Inc.	9,265	168,901	Capital Goods	8.19%	708,610
*	Trimble Navigation Limited	4,510	116,629	Chemicals	3.82%	330,327
			539,102	Commercial Services & Supplies	1.85%	159,763
Transportation - 4.74%				Consumer Durables & Apparel	2.58%	223,106
	Expeditors International of			Consumer Services	2.23%	193,389
	Washington, Inc.	5,705	198,762	Diversified Financials	2.82%	244,380
	J.B. Hunt Transport Services, Inc.	3,680	122,802	Energy	4.48%	387,455
*	Old Dominion Freight Line, Inc.	3,140	88,988	Food & Staples Retailing	3.42%	295,747
			410,552	Food, Beverage & Tobacco	2.54%	219,917
				Health Care Equipment & Services	17.85%	1,545,084
Total Common Stocks (Cost $8,737,670)			$ 8,499,584	Household & Personal Products	2.57%	222,813
				Insurance	1.32%	114,200
INVESTMENT COMPANY - 1.40%				Investment Company	1.40%	120,932
§	Dreyfus Cash Management, 2.71%			Pharmaceuticals, Biotechnology &
	(Cost $120,932)	120,932	120,932	Life Sciences	6.91%	598,113
				Retailing	9.88%	854,959
Total Investments (Cost $8,858,602) - 99.61%			$ 8,620,516	Semiconductors &
Other Assets Less Liabilities - 0.39%			33,671	Semiconductor Equipment	2.61%	226,277
				Software & Services	11.70%	1,012,420
Net Assets - 100.00%			$ 8,654,187	Technology Hardware & Equipment	6.23%	539,102
				Transportation	4.74%	410,552
*	Non-income producing investment.			Total	99.61%	$ 8,620,516
μ	American Depositary Receipts.
§	Represents 7 day effective yield at September 30, 2008.

The following abbreviation is used in this portfolio:

PLC - Public Limited Company (British)
See Notes to Financial Statements

Brown Capital Management Funds

Statements of Assets and Liabilities
(Unaudited)
Balanced	Equity	Small Company	International	Mid-Cap
As of September 30, 2008	Fund	Fund	Fund	Equity Fund	Fund

Assets:
Investments, at cost	$12,217,657	$8,554,388	$324,603,162	$ 11,894,863	$8,858,602
Investments, at value (note 1)	$11,601,088	$7,966,391	$397,068,197	$ 10,170,791	$8,620,516
Receivables:
Investments sold	-	-	289,493	51,375	-
Fund shares sold	15,514	852	5,889,279	2,088	4,962
Interest and dividends, at value (note 1)	40,625	10,948	176,276	25,997	3,003
Prepaid expenses
Fund accounting fees	2,213	2,213	2,213	2,213	2,951
Compliance services fees	655	655	655	655	655
Other expenses	6,806	9,173	59,111	16,540	26,556
Due from affiliates:
Advisor (note 2)	1,291	8,692	-	-	10,187

Total Assets	11,668,192	7,998,924	403,485,224	10,269,659	8,668,830

Liabilities:
Payables:
Investments purchased	144,522	170,738	8,459,943	-	-
Fund shares repurchased	-	-	1,074,038	20,592	779
Accrued expenses	12,203	11,723	16,033	12,481	13,864
Disbursements in excess of cash on demand	192	-	-	-	-

Total Liabilities	156,917	182,461	9,550,014	33,073	14,643

Net Assets	$11,511,275	$7,816,463	$393,935,210	$ 10,236,586	$8,654,187

Net Assets Consist of:
Capital (par value and paid in surplus)	$12,843,373	$8,618,425	$313,132,705	$ 11,814,090	$8,959,213
Undistributed net investment income (loss)	25	6,661	(1,237,213)	179,999	(43,852)
Undistributed net realized (loss) gain from investments
and foreign currency translations	(715,554)	(220,626)	9,574,683	(30,942)	(23,088)
Unrealized (depreciation) appreciation of investments
and foreign currency translations	(616,569)	(587,997)	72,465,035	(1,726,561)	(238,086)

Total Net Assets	$11,511,275	$7,816,463	$393,935,210	$ 10,236,586	$8,654,187
Institutional Shares Outstanding, no par value
(unlimited shares authorized)	817,646	506,170	12,131,312	1,066,242	210,377
Net Assets - Institutional Shares	$11,511,275	$7,816,463	$393,935,210	$ 10,236,586	$2,623,731
Net Asset Value Per Institutional Share**	$ 14.08	$ 15.44	$ 32.47	$ 9.60	$ 12.47
Investor Shares Outstanding, no par value
(unlimited shares authorized)	491,611
Net Assets - Investor Shares	NA	NA	NA	NA	$6,030,456
Net Asset Value Per Investor Share**	$ 12.27
*	At Cost $28,486
**	Redemption price and maximum offering price are the same.
See Notes to Financial Statements.

Brown Capital Management Funds

Statements of Operations
(Unaudited)
	Balanced	Equity	Small Company	International Equity	Mid-Cap
For the six month period ended September 30, 2008	Fund	Fund	Fund	Fund	Fund

Investment Income:
Interest	$ 70,395	$ -	$ -	$ -	$ -
Dividends	66,269	61,601	797,131	302,651	26,652
Foreign tax withheld	-	-	-	(39,376)	-
Other income	-	-	322	604	-

Total Income	136,664	61,601	797,453	263,879	26,652

Expenses:
Advisory fees (note 2)	41,008	29,724	1,671,777	65,316	35,844
Administration fees (note 2)	11,957	11,940	204,780	12,134	12,018
Transfer agent fees (note 2)	10,153	10,052	15,680	9,853	12,703
Fund accounting fees (note 2)	14,168	13,994	30,255	14,190	18,527
Custody fees (note 2)	2,616	2,920	23,870	8,023	2,962
Compliance services fees (note 2)	3,885	3,885	3,885	3,885	3,885
Distribution and service fees - Investor Shares (note 3)	-	-	-	-	8,350
Registration and filing administration fees (note 2)	2,080	2,640	4,320	1,600	5,600
Legal fees	9,476	9,476	9,476	9,476	11,029
Audit and tax preparation fees	8,022	7,270	8,524	9,025	7,271
Registration and filing expenses	2,285	3,801	11,563	1,836	9,225
Printing expenses	375	375	2,657	351	251
Trustees' fees and expenses	1,303	1,303	1,303	1,504	1,354
Securities pricing fees	3,761	3,009	1,954	6,769	2,557
Chief compliance officer fees	4,513	4,513	4,513	4,513	4,513
Other expenses	5,063	5,013	40,109	5,517	4,662

Total Expenses	120,665	109,915	2,034,666	153,992	140,751

Expenses reimbursed by Advisor (note 2)	(7,021)	(26,993)	-	-	(34,403)
Advisory fees waived (note 2)	(37,877)	(27,982)	-	(23,120)	(35,844)

Net Expenses	75,767	54,940	2,034,666	130,872	70,504

Net Investment Income (Loss)	60,897	6,661	(1,237,213)	133,007	(43,852)

Realized and Unrealized (Loss) Gain on Investments:
Net realized (loss) gain from investment and foreign
securities transactions	(148,054)	(57,666)	5,343,072	(662,477)	139,605
Change in unrealized appreciation (depreciation) of
investments and foreign currency translations	(824,872)	(667,782)	(1,755,492)	(2,382,641)	(444,742)

Realized and Unrealized (Loss) Gain on Investments	(972,926)	(725,448)	3,587,580	(3,045,118)	(305,137)

Net (Decrease) Increase in Net Assets
Resulting from Operations	$(912,029)	$(718,787)	$2,350,367	$(2,912,111)	$ (348,989)
See Notes to Financial Statements.

Brown Capital Management Funds

Statements of Changes in Net Assets
	Balanced Fund		Equity Fund
	September 30,	March 31,	September 30,	March 31,
For the six month period and fiscal year ended	2008 (a)	2008	2008 (a)	2008

Operations:
Net investment income (loss)	$ 60,897	$ 122,993	$ 6,661	$ (15,142)
Net realized (loss) gain from investments	(148,054)	345,778	(57,666)	585,103
Change in unrealized depreciation of investments	(824,872)	(948,483)	(667,782)	(1,279,552)
Net Decrease in Net Assets
Resulting from Operations	(912,029)	(479,712)	(718,787)	(709,591)
Distributions to Shareholders: (note 5)
Net investment income	(60,895)	(122,972)	-	-
Decrease in Net Assets Resulting from Distributions	(60,895)	(122,972)	-	-
Capital Share Transactions: (note 6)
Shares sold	381,985	117,776	24,292	351,665
Reinvested dividends and distributions	60,530	122,256	-	-
Shares repurchased	(872,066)	(583,755)	(918,826)	(3,449,864)
Net Decrease from Capital Share Transactions	(429,551)	(343,723)	(894,534)	(3,098,199)
Net Decrease in Net Assets	(1,402,475)	(946,407)	(1,613,321)	(3,807,790)
Net Assets:
Beginning of Period	12,913,750	13,860,157	9,429,784	13,237,574
End of Period	$ 11,511,275	$ 12,913,750	$ 7,816,463	$ 9,429,784

Undistributed Net Investment Income	$ 25	$ 23	$ 6,661	$ -

	Small Company Fund		International Equity Fund
	September 30,	March 31,	September 30,	March 31,
For the six month period and fiscal year ended	2008 (a)	2008	2008 (a)	2008

Operations:
Net investment (loss) income	$ (1,237,213)	$ (2,459,714)	$ 133,007	$ 185,479
Net realized (loss) gain from investment
and foreign currency transactions	5,343,072	14,681,667	(662,477)	3,063,833
Change in unrealized depreciation of
investments and foreign currency translations	(1,755,492)	(17,765,780)	(2,382,641)	(4,830,460)
Net Increase (Decrease) in Net Assets
Resulting from Operations	2,350,367	(5,543,827)	(2,912,111)	(1,581,148)
Distributions to Shareholders: (note 5)
Net investment income	-	-	-	(64,934)
Net realized gain from investment transactions	-	(32,232,225)	-	(3,080,504)
Decrease in Net Assets Resulting from Distributions	-	(32,232,225)	-	(3,145,438)
Capital Share Transactions: (note 6)
Shares sold	134,864,107	117,948,962	297,323	2,047,365
Reinvested dividends and distributions	-	32,014,370	-	2,469,245
Shares repurchased	(40,716,079)	(142,835,173)	(1,776,672)	(2,397,166)
Net Increase (Decrease) from Capital Share Transactions	94,148,028	7,128,159	(1,479,349)	2,119,444
Net Increase (Decrease) in Net Assets	96,498,395	(30,647,893)	(4,391,460)	(2,607,142)
Net Assets:
Beginning of Period	297,436,815	328,084,708	14,628,046	17,235,188
End of Period	$ 393,935,210	$ 297,436,815	$ 10,236,586	14,628,046

Undistributed Net Investment (Loss) Income	$ (1,237,213)	$ -	$ 179,999	$ 46,992

(a) Unaudited.			(Continued)

Brown Capital Management Funds

Statements of Changes in Net Assets
	Mid-Cap Fund
	September 30,	March 31,
For the six month period and fiscal year ended	2008 (a)	2008

Operations:
Net investment loss	$ (43,852)	$ (73,824)
Net realized gain from investments	139,605	97,926
Change in unrealized depreciation of investments	(444,742)	(382,866)

Net Increase in Net Assets Resulting from Operations	(348,989)	(358,764)
Distributions to Shareholders: (note 5)
Net realized gain from investment transactions - Institutional Shares	-	(189,433)
Net realized gain from investment transactions -Investor Shares	-	(407,214)
Net Decrease from Distributions	-	(596,647)
Capital Share Transactions: (note 6)
Institutional Shares
Shares sold	55,979	31,457
Reinvested dividends and distributions	-	154,237
Shares repurchased	(1,383)	(6,952)
Investor Shares
Shares sold	572,225	1,677,805
Reinvested dividends and distributions	-	407,214
Shares repurchased	(512,368)	(659,402)
Net Increase from Capital Share Transactions	114,453	1,604,359

Net (Decrease) Increase in Net Assets	(234,536)	648,948
Net Assets:
Beginning of Period	8,888,723	8,239,775
End of Period	$ 8,654,187	$ 8,888,723

Undistributed Net Investment Loss	$ (43,852)	$ -

(a) Unaudited.

See Notes to Financial Statements

Brown Capital Management Funds

Financial Highlights
	Balanced Fund
For a share outstanding during the	September 30,		March 31,
six month period and fiscal years ended	2008 (a)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$ 15.28		$ 16.01	$ 15.87	$ 14.38	$ 14.91	$ 11.71
Income from Investment Operations:
Net investment income	0.07		0.15	0.14	0.10	0.11	0.10
Net realized and unrealized
(losses) gains on securities	(1.20)		(0.73)	0.14	1.49	(0.53)	3.20
Total from Investment Operations	(1.13)		(0.58)	0.28	1.59	(0.42)	3.30
Less Distributions:
Dividends (from net investment income)	(0.07)		(0.15)	(0.14)	(0.10)	(0.11)	(0.10)
Total Distributions	(0.07)		(0.15)	(0.14)	(0.10)	(0.11)	(0.10)
Net Asset Value, End of Period	$ 14.08		$ 15.28	$ 16.01	$ 15.87	$ 14.38	$ 14.91
Total Return	(7.38)%	(d)	(3.70)%	1.77%	11.09%	(2.85)%	28.26%
Net Assets, End of Period (in thousands)	$ 11,511		$ 12,914	$ 13,860	$ 13,129	$ 14,068	$13,337
Average Net Assets for the Period (in thousands)	$ 12,583		$ 13,853	$ 12,940	$ 12,538	$ 13,807	$12,095
Ratio of Gross Expenses to Average Net Assets (c)	1.91%	(b)	1.76%	1.77%	1.70%	1.62%	1.76%
Ratio of Net Expenses to Average Net Assets (c)	1.20%	(b)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Income
to Average Net Assets	0.96%	(b)	0.89%	0.88%	0.64%	0.77%	0.71%
Portfolio Turnover Rate	17.02%	(d)	55.72%	52.67%	68.21%	40.53%	25.56%

	Equity Fund
For a share outstanding during the	September 30,		March 31,
six month period and fiscal years ended	2008 (a)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$ 16.92		$ 18.41	$ 18.26	$ 16.07	$ 16.80	$ 12.34
Income from Investment Operations:
Net investment income (loss)	0.01		(0.03)	(0.03)	(0.05)	(0.03)	(0.06)
Net realized and unrealized
(losses) gains on securities	(1.49)		(1.46)	0.18	2.24	(0.70)	4.52
Total from Investment Operations	(1.48)		(1.49)	0.15	2.19	(0.73)	4.46
Net Asset Value, End of Period	$ 15.44		$ 16.92	$ 18.41	$ 18.26	$ 16.07	$ 16.80
Total Return	(8.75)%	(d)	(8.09)%	0.82%	13.63%	(4.35)%	36.14%
Net Assets, End of Period (in thousands)	$ 7,816		$ 9,430	$ 13,238	$ 14,196	$ 12,978	$13,833
Average Net Assets for the Period (in thousands)	$ 9,121		$ 11,736	$ 12,984	$ 13,513	$ 13,390	$12,633
Ratio of Gross Expenses to Average Net Assets (c)	2.41%	(b)	1.95%	1.79%	1.61%	1.66%	1.72%
Ratio of Net Expenses to Average Net Assets (c)	1.20%	(b)	1.20%	1.20%	1.20%	1.20%	1.20%
Ratio of Net Investment Loss
to Average Net Assets	(0.14)%	(b)	(0.13)%	(0.17)%	(0.31)%	(0.15)%	(0.42)%
Portfolio Turnover Rate	21.19%	(d)	62.98%	68.61%	65.64%	47.19%	25.70%

(a) Unaudited.
(b) Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Not annualized.

(Continued)

Brown Capital Management Funds Financial Highlights
	Small Company Fund
For a share outstanding during the	September 30,		March 31,
six month period and fiscal years ended	2008 (a)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$ 31.63		$ 35.44	$ 34.90	$ 27.04	$ 30.21	$ 20.02
Income from Investment Operations:
Net investment loss	(0.10)		(0.26)	(0.30)	(0.35)	(0.36)	(0.26)
Net realized and unrealized
gains (losses) on securities	0.94		0.22	4.42	8.21	(2.81)	10.45
Total from Investment Operations	0.84		(0.04)	4.12	7.86	(3.17)	10.19
Less Distributions:
Distributions (from capital gains)	-		(3.77)	(3.58)	-	-	-
Total Distributions	-		(3.77)	(3.58)	-	-	-
Net Asset Value, End of Period	$ 32.47		$ 31.63	$ 35.44	$ 34.90	$ 27.04	$ 30.21
Total Return	2.66%	(d)	(1.33)%	12.56%	29.07%	(10.49)%	50.90%
Net Assets, End of Period (in thousands)	$ 393,935		$297,437	$328,085	$396,243	$453,920	$ 755,893
Average Net Assets for the Period (in thousands)	$ 333,442		$318,185	$361,229	$412,533	$634,743	$ 621,696
Ratio of Gross Expenses to Average Net Assets (c)	1.22%	(b)	1.22%	1.20%	1.19%	1.18%	1.18%
Ratio of Net Expenses to Average Net Assets (c)	1.22%	(b)	1.22%	1.20%	1.19%	1.18%	1.18%
Ratio of Net Investment Loss
to Average Net Assets	(0.74)%	(b)	(0.77)%	(0.77)%	(0.97)%	(0.95)%	(1.03)%
Portfolio Turnover Rate	4.71%	(d)	20.91%	14.08%	9.98%	11.17%	1.42%

	International Equity Fund
For a share outstanding during the	September 30,		March 31,
six month period and fiscal years ended	2008 (a)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$ 12.33		$ 16.68	$ 14.17	$ 11.82	$ 10.24	$ 6.32
Income from Investment Operations:
Net investment income (loss)	0.13		0.15	0.03	0.03	(0.01)	(0.01)
Net realized and unrealized
(losses) gains on securities	(2.86)		(1.43)	2.99	2.32	1.59	3.93
Total from Investment Operations	(2.73)		(1.28)	3.02	2.35	1.58	3.92
Less Distributions:
Dividends (from net investment income)	-		(0.05)	(0.02)	-	-	-
Distributions (from capital gains)	-		(3.02)	(0.49)	-	-	-
Total Distributions	-		(3.07)	(0.51)	-	-	-
Net Asset Value, End of Period	$ 9.60		$ 12.33	$ 16.68	$ 14.17	$ 11.82	$ 10.24
Total Return	(22.14)%	(d)	(9.84)%	21.46%	19.88%	15.43%	62.03%
Net Assets, End of Period (in thousands)	$ 10,237		$ 14,628	$ 17,235	$ 12,906	$ 10,451	$ 7,124
Average Net Assets for the Period (in thousands)	$ 13,028		$ 16,854	$ 15,099	$ 11,234	$ 8,477	$ 6,007
Ratio of Gross Expenses to Average Net Assets (c)	2.36%	(b)	2.15%	2.09%	2.23%	2.73%	3.30%
Ratio of Net Expenses to Average Net Assets (c)	2.00%	(b)	2.00%	2.00%	2.00%	2.00%	2.00%
Ratio of Net Investment Income (Loss)
to Average Net Assets	2.04%	(b)	1.10%	0.20%	0.25%	(0.08)%	(0.05)%
Portfolio Turnover Rate	17.95%	(d)	53.61%	30.86%	27.89%	18.22%	18.35%

(a) Unaudited.
(b) Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any
	waivers and reimbursements (net expense ratio).
(d)	Not annualized.

	(Continued)

Brown Capital Management Funds

Financial Highlights	Mid-Cap Fund
	Institutional Class Shares
For a share outstanding during the	September 30,		March 31,
six month period and fiscal years ended	2008 (a)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$ 12.95		$ 14.26	$ 15.87	$ 14.18	$ 13.83	$ 10.28
Income from Investment Operations:
Net investment loss	(0.05)		(0.09)	(0.08)	(0.09)	(0.12)	(0.12)
Net realized and unrealized
(losses) gains on securities	(0.43)		(0.25)	0.11	2.64	0.63	4.09
Total from Investment Operations	(0.48)		(0.34)	0.03	2.55	0.51	3.97
Less Distributions:
Distributions (from capital gains)	-		(0.97)	(1.64)	(0.86)	(0.16)	(0.42)
Total Distributions	-		(0.97)	(1.64)	(0.86)	(0.16)	(0.42)
Net Asset Value, End of Period	$ 12.47		$ 12.95	$ 14.26	$ 15.87	$ 14.18	$ 13.83
Total Return	(3.71)%	(d)	(3.13)%	0.29%	18.43%	3.71%	38.75%
Net Assets, End of Period (in thousands)	$ 2,624		$ 2,675	$ 2,769	$ 2,850	$ 2,400	$ 2,295
Average Net Assets for the Period (in thousands)	$ 2,870		$ 2,913	$ 2,714	$ 2,560	$ 2,285	$ 2,076
Ratio of Gross Expenses to Average Net Assets (c)	2.77%	(b)	2.81%	3.20%	3.36%	4.45%	6.11%
Ratio of Net Expenses to Average Net Assets (c)	1.30%	(b)	1.30%	1.30%	1.30%	1.30%	1.30%
Ratio of Net Investment Loss
to Average Net Assets	(0.74)%	(b)	(0.65)%	(0.53)%	(0.60)%	(0.90)%	(0.98)%
Portfolio Turnover Rate	23.20%	(d)	63.43%	65.13%	80.70%	39.82%	47.37%

	Mid-Cap Fund
	Investor Class Shares
For a share outstanding during the	September 30,		March 31,
six month period and fiscal years ended	2008 (a)		2008	2007	2006	2005	2004

Net Asset Value, Beginning of Period	$ 12.75		$ 14.09	$ 15.74	$ 14.10	$ 13.79	$ 10.27
Income from Investment Operations:
Net investment loss	(0.07)		(0.11)	(0.10)	(0.10)	(0.12)	(0.10)
Net realized and unrealized
(losses) gains on securities	(0.41)		(0.26)	0.09	2.60	0.59	4.04
Total from Investment Operations	(0.48)		(0.37)	(0.01)	2.50	0.47	3.94
Less Distributions:
Distributions (from capital gains)	-		(0.97)	(1.64)	(0.86)	(0.16)	(0.42)
Total Distributions	-		(0.97)	(1.64)	(0.86)	(0.16)	(0.42)
Net Asset Value, End of Period	$ 12.27		$ 12.75	$ 14.09	$ 15.74	$ 14.10	$ 13.79
Total Return	(3.76)%	(d)	(3.39)%	0.03%	18.18%	3.43%	38.49%
Net Assets, End of Period (in thousands)	$ 6,030		$ 6,214	$ 5,471	$ 4,593	$ 2,931	$ 1,766
Average Net Assets for the Period (in thousands)	$ 6,662		$ 6,146	$ 4,791	$ 3,537	$ 2,180	$ 1,063
Ratio of Gross Expenses to Average Net Assets (c)	3.02%	(b)	3.06%	3.45%	3.66%	4.82%	6.47%
Ratio of Net Expenses to Average Net Assets (c)	1.55%	(b)	1.55%	1.55%	1.55%	1.55%	1.55%
Ratio of Net Investment Loss
to Average Net Assets	(0.99)%	(b)	(0.90)%	(0.78)%	(0.83)%	(1.13)%	(1.22)%
Portfolio Turnover Rate	23.20%	(d)	63.43%	65.13%	80.70%	39.82%	47.37%

(a)	Unaudited.
(b)	Annualized.
(c)	The expense ratios listed above reflect total expenses prior to any waivers and reimbursements (gross expense ratio) and after any waivers and reimbursements (net expense ratio).
(d)	Not annualized.

See Notes to Financial Statements.

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)

____________________________________________________________

1.	Organization and Significant Accounting Policies

The Brown Capital Management Balanced Fund, The Brown Capital Management Equity Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund (collectively the “Funds” and individually a “Fund”) are series funds. The Funds are part of The Nottingham Investment Trust II (the “Trust”), which was organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940 (the “1940 Act”), as amended, as an open-ended management investment company. Each of the Funds in this report is classified as a diversified company as defined in the 1940 Act.

The Brown Capital Management Balanced Fund (“Balanced Fund”) commenced operations on August 11, 1992. The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation by investing in a flexible portfolio of equity securities, fixed income securities and money market instruments.

The Brown Capital Management Equity Fund (“Equity Fund”) commenced operations on August 11, 1992. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities, such as common and preferred stocks and securities convertible into common stocks.

The Brown Capital Management Small Company Fund (“Small Company Fund”) commenced operations on July 23, 1992. The investment objective of the Fund is to seek capital appreciation principally through investments in equity securities of those companies with operating revenues of $250 million or less at the time of initial investment.

The Brown Capital Management International Equity Fund (“International Equity Fund”) commenced operations on May 28, 1999. The investment objective of the Fund is to provide its shareholders with long-term capital growth, consisting of both realized and unrealized capital gains, through investment in a diversified international portfolio of marketable securities, primarily equity securities, including common stock, preferred stocks and debt securities convertible into common stocks. The Fund invests on a worldwide basis in equity securities of companies that are incorporated in foreign countries.

The Brown Capital Management Mid-Cap Fund (“Mid-Cap Fund”) commenced operations on September 30, 2002. The investment objective of the Fund is to seek long-term capital appreciation by investing in a portfolio of equity securities of companies with market capitalizations between $1 billion and $10 billion at the time of initial investment (“mid-cap companies”).

The Mid-Cap Fund offers two classes of shares (Institutional Shares and Investor Shares). Each class of shares has equal rights as to assets of the Fund, and the classes are identical except for differences in their sales charge structures and ongoing distribution and service fees. Income, expenses (other than distribution and service fees, which are only attributable to the Investor Shares), and realized and unrealized gains or losses on investments are allocated to each class of shares based upon its relative net assets. Both classes have equal voting privileges, except where otherwise required by law or when the Board of Trustees (the “Trustees”) determines that the matter to be voted on affects only the interests of the shareholders of a particular class.

The following accounting policies have been consistently followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America in the investment company industry.

Investment Valuation

The Funds’ investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time. Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Funds’ normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees. Fair value pricing may be used, for example, in situations where (i) a portfolio security, such as a small-cap stock, mid-cap stock, or foreign security, is so thinly traded that there have been no transactions for that stock over an extended period of time or the validity of a market quotation received is questionable; (ii) an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the portfolio security prior to a Fund’s net asset value calculation; (iii) the exchange on which the portfolio security is principally traded closes early; or (iv) trading of the particular portfolio security is

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)

____________________________________________________________

halted during the day and does not resume prior to a Fund’s net asset value calculation. A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Funds’ normal pricing procedures. Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Fair Value Measurement

In September 2006, Financial Accounting Standards Board (“FASB”) issued Statement on Accounting Standards No. 157, “Fair Value Measurement” (“SFAS 157”). SFAS 157 defines fair value, establishes a frame work for measuring fair value and expands disclosure about fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:

a.	Level 1: quoted prices in active markets for identical securities
b.	Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
c.	Level 3: significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following is a summary of the inputs used as of September 30, 2008, in valuing the Fund's assets:

Fund	Valuation Inputs	Investments In Securities
Balanced Fund	Level 1	$10,966,887
	Level 2	634,201
	Level 3	-
Equity Fund	Level 1	$7,555,990
	Level 2	410,401
	Level 3	-
Small Company Fund	Level 1	$368,806,312
	Level 2	28,261,885
	Level 3	-
International Equity Fund	Level 1	$10,043,224
	Level 2	127,567
	Level 3	-
Mid-Cap Fund	Level 1	$8,499,584
	Level 2	120,932
	Level 3	-

Investment Transactions and Investment Income

Investment transactions are accounted for as of the date purchased or sold (trade date). Dividend income is recorded on the ex-dividend date. Certain dividends from foreign securities will be recorded as soon as the Trust is informed of the dividend if such information is obtained subsequent to the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of discounts and premiums. Gains and losses are determined on the identified cost basis, which is the same basis used for federal income tax purposes.

Expenses

Each Fund bears expenses incurred specifically on its behalf as well as a portion of general expenses, which are allocated according to methods reviewed annually by the Trustees.

Foreign Currency Translation (International Equity Fund)

Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities and income items denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The Fund does not separately report the effect of changes in foreign exchange rates from changes in market prices on securities held. Such changes are included in net realized and unrealized gain or loss from investments.

Realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions and the difference between the recorded amounts of dividends, interest, and foreign withholding taxes, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in foreign exchange rates on foreign denominated assets and liabilities other than investments in securities held at the end of the reporting period.

Dividend Distributions

Each of the Funds may declare and distribute dividends from net investment income (if any) at the end of each calendar quarter. Distributions from capital gains (if any) are generally declared and distributed annually. Dividends and distributions to shareholders are recorded on ex-date.

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)

____________________________________________________________

Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of the contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in the net assets from operations during the reported period. Actual results could differ from those estimates.

Federal Income Taxes

No provision for income taxes is included in the accompanying financial statements, as the Funds intend to distribute to shareholders all taxable investment income and realized gains and otherwise comply with Subchapter M of the Internal Revenue Code applicable to regulated investment companies.

2.	Transactions with Affiliates

Advisor

Each Fund pays a monthly advisory fee to Brown Capital Management, Inc. (the “Advisor”) based upon the average daily net assets of each Fund and is calculated at the annual rates as shown in Schedule B. The Advisor has entered into contractual agreements (“Expense Limitation Agreement") with the Funds under which it has agreed to waive or reduce its fees and to assume other expenses of the Funds, if necessary, in amounts that limit the Funds’ total operating expenses (exclusive of interest, taxes, brokerage fees and commissions, extraordinary expenses, and payments, if any, under a Rule 12b-1 Plan, and acquired fund fees) to not more than a specified percentage of the average daily net assets of each Fund for the current fiscal year. There can be no assurance that the Expense Limitation Agreement will continue in the future. Subject to approval by the Board of Trustees, the Advisor may be able to recoup fees waived and expenses assumed during any of the previous three fiscal years for all the Funds, provided that the respective Fund’s total assets exceed $20 million for the Balanced Fund, the Equity Fund, the Small Company Fund, the International Equity Fund and $15 million for the Mid-Cap Fund. Additionally, the respective Fund must reach a sufficient asset size to permit such reimbursement to be made without causing the total annual expense ratio of the respective fund to exceed the corresponding annual expense ratio limit as described above. See Schedule A below for the amount of fees waived that could possibly be recaptured if all the requirements above are met.

Schedule A Fund	2008	2007	2006
Balanced Fund	$76,955	$73,554	$62,923
Equity Fund	$88,704	$75,746	$55,739
Small Company Fund	$ -	$ -	$ -
International Equity Fund	$23,923	$15,021	$26,029
Mid-Cap Fund	$136,754	$142,487	$127,608

The expense limitation percentages, as well as the Advisory fees waived and expenses reimbursed for the six month period ended September 30, 2008 are included in Schedule B.

Schedule B Fund	Advisor Fees		Expense Limitation Ratio	Advisor Fees Waived	Expenses Reimbursed
	Average Net Assets	Rate
Balanced Fund	First $100 million	0.65%	1.20%	$37,877	$7,021
	Over $100 million	0.50%
Equity Fund	First $100 million	0.65%	1.20%	$27,982	$26,993
	Over $100 million	0.50%
Small Company Fund	On all assets	1.00%	1.50%	$ -	$ -

International Equity Fund	First $100 million	1.00%	2.00%	$23,120	$ -
	Over $100 million	0.75%
Mid-Cap Fund	On all assets	0.75%	Class level	$35,844	$34,403

Institutional Shares	1.30%
Investor Shares	1.55%

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)

____________________________________________________________

Administrator

Each Fund pays a monthly administration fee to The Nottingham Company (“the Administrator) based upon the average daily net assets of the Fund and calculated at the annual rates which are subject to a minimum of $2,000 per month per Fund. The Administrator also receives a fee to procure and pay the custodian for the Funds, additional compensation for fund accounting and recordkeeping services and for certain costs involved with the daily valuation of securities and as reimbursement for out-of-pocket expenses (which are immaterial in amount). A breakdown of fees paid to the Administrator is provided in Schedule C.

Schedule C			Custody Fees (1)		Fund Accounting Fees (monthly)	Fund Accounting Fees (on all assets)	Blue Sky Administration Fees (annual)
	Administration Fees (1)
	Average Net Assets	Annual Rate	Average Net Assets	Annual Rate
All Funds	First $50 million	0.175%	First $100 million	0.020%	$2,250 (2)	0.01%	$160 per state
	Next $50 million	0.150%	Over $100 million	0.009%	$750 (2)
	Next $50 million	0.125%
	Over $150 million	0.100%

(1) Minimum monthly fees of $2,000 and $400 for Administration and Custody, respectively.

(2) These fees are based on the number of classes of shares for each Fund. Each Fund pays $2,250 per month for the initial class of shares and $750 per month for each additional class of shares.

Compliance Services

The Nottingham Compliance Services, LLC (“NCS, LLC”), a fully owned affiliate of The Nottingham Company, provides services which assists the Trust’s Chief Compliance Officer in monitoring and testing the policies and procedures of the Trust in conjunction with requirements under Rule 38a-1 under the 1940 Act. It receives compensation for this service at an annual rate of $7,750 for each Fund.

Transfer Agent

North Carolina Shareholder Services, LLC (“Transfer Agent”) serves as transfer, dividend paying, and shareholder servicing agent for the Funds. It receives compensation for its services based upon $15 per shareholder per year, subject to a minimum fee of $1,500 per month per Fund and $500 per month per Fund for each additional class of shares. The Transfer Agent is also reimbursed for out-of-pocket expenses.

Distributor

Capital Investment Group, Inc. (the “Distributor”) serves as the Funds’ principal underwriter and distributor. Certain Trustees and officers of the Trust are also officers of the Advisor, the Administrator, NCS, LLC, the Transfer Agent or the Distributor.

3.	Distribution and Service Fees (Mid-Cap Fund)

The Trustees, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act adopted a distribution and service plan pursuant to Rule 12b-1 of the 1940 Act (the “Plan”) applicable to the Mid-Cap Fund Investor Shares. The Act regulates the manner in which a regulated investment company may assume costs of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

The Plan provides that the Mid-Cap Fund may incur certain costs, which may not exceed 0.25% per annum of the average daily net assets of Investor Shares for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel, or other expenses reasonably intended to result in sales of Investor Shares in the Fund or support servicing of Investor Share shareholder accounts. Such expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Shares’ average daily net assets. The Mid-Cap Fund incurred $8,350 of such expenses for the Investor Shares under the Plan for the six month period ended September 30, 2008.

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)

____________________________________________________________

4.	Purchases and Sales of Investment Securities
For the six month period ended September 30, 2008, the aggregate cost of purchases and proceeds from sales of securities (excluding short-term) were as follows:

Fund	Purchases of Securities	Proceeds from Sales of Securities
Balanced Fund	$2,043,208	$2,599,344
Equity Fund	$1,873,179	$2,833,376
Small Company Fund	$93,776,015	$14,840,495
International Equity Fund	$2,265,154	$3,338,435
Mid-Cap Fund	$2,307,803	$2,124,187

There were no purchases or sales of long-term U.S. Government Obligations for the Balanced Fund, Equity Fund, Small Company Fund, International Equity Fund or Mid-Cap Fund during the six month period ended September 30, 2008.

5.	Federal Income Tax

The information shown in the tables represent the: (1) tax components of capital as of March 31, 2008, (2) capital loss carry-forwards the Funds’ may be able to offset against gains realized in future years as of March 31, 2008, (3) unrealized appreciation or depreciation of investments for federal income tax purposes as of September 30, 2008, (4) characterization of distributions for Federal Income Tax purposes. The Fund’s tax-basis capital gains and losses are determined only at the end of each fiscal year.

Other book tax differences in the current year primarily consist of post-October loss deferrals and deferred losses on wash sales.

Fund	Undistributed Ordinary Income	Undistributed Long-Term Gains	Accumulated Capital Losses	Other Book to Tax Differences	Net Tax Appreciation/ (Depreciation)
Balanced Fund	$23	$ -	$(480,702)	$(86,115)	$207,620
Equity Fund	$ -	$ -	$(146,535)	$(10,290)	$73,650
Small Company Fund	$ -	$4,231,611	$ -	$ -	$74,220,527
International Equity Fund	$163,675	$547,312	$ -	$(25,221)	$648,841
Mid-Cap Fund	$ -	$ -	$ -	$(148,688)	$192,651

Accumulated capital losses noted below represent net capital loss carry-forwards, as of March 31, 2008, that may be available to offset future realized capital gains and thereby reduce future taxable gains distributions. The table below shows the expiration dates of the carryovers.

Capital Loss Carry-forward Expiration Schedule
For the year ended March 31, 2008
Fund	March 31, 2011	March 31, 2012	March 31, 2013	March 31, 2014	March 31, 2015	March 31, 2016
Balanced Fund	$436,773	$43,929	$ -	$ -	$ -	$ -
Equity Fund	$ -	$146,535	$ -	$ -	$ -	$ -
Small Company Fund	$ -	$ -	$ -	$ -	$ -	$ -
International Equity Fund	$ -	$ -	$ -	$ -	$ -	$ -
Mid-Cap Fund	$ -	$ -	$ -	$ -	$ -	$ -

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of September 30, 2008 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation (depreciation) on foreign currency translations. The primary difference between book and tax appreciation (depreciation) of investments is wash sale loss deferrals and post-October loss deferrals.

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)

____________________________________________________________

Fund	Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized Depreciation
Balanced Fund	$12,217,657	$674,470	$(1,291,039)
Equity Fund	$8,554,388	$597,781	$(1,185,778)
Small Company Fund	$324,603,162	$96,992,346	$(24,527,311)
International Equity Fund	$11,894,863	$1,023,686	$(2,747,758)
Mid-Cap Fund	$8,858,602	$810,666	$(1,048,752)

The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from accounting principles generally accepted in the United States of America.

These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carry-forwards.

		Distributions from
Fund	For the six month period or fiscal year ended	Ordinary Income	Long-Term Capital Gains
Balanced Fund	09/30/2008	$ 60,895	$ -
	03/31/2008 (a)	122,972	$ -
	03/31/2007 (a)	114,311	$ -
Equity Fund	09/30/2008	$ -	$ -
	03/31/2008 (a)	$ -	$ -
	03/31/2007 (a)	$ -	$ -
Small Company Fund	09/30/2008	$ -	$ -
	03/31/2008 (a)	$842,300	$31,389,925
	03/31/2007 (a)	$ -	$34,980,704
International Equity Fund	09/30/2008	$ -	$ -
	03/31/2008 (a)	$441,066	$2,704,372
	03/31/2007 (a)	$17,291	$494,501
Mid-Cap Fund	09/30/2008	$ -	$ -
	03/31/2008 (a)	$75,581	$521,066
	03/31/2007 (a)	$54,540	$764,314

(a) Audited.

Management has analyzed the Funds’ potential tax position for the purposes of implementing FIN 48, and has concluded that no provision for income tax is required in the Funds’ financial statements.

6.	Capital Share Transactions

For the six month period or fiscal year ended	Balanced Fund		Equity Fund		Small Company Fund
	September 30, 2008	March 31, 2008 (a)	September 30, 2008	March 31, 2008 (a)	September 30, 2008	March 31, 2008 (a)
Capital Share Transactions
Shares sold	24,364	7,573	1,386	19,742	3,937,481	3,262,668
Reinvested distributions	4,163	7,486	-	-	-	897,012
Shares repurchased	(56,223)	(35,441)	(52,376)	(181,515)	(1,209,130)	(4,013,754)
Net (Decrease) Increase in Capital Shares	(27,696)	(20,382)	(59,990)	(161,773)	2,728,351	145,926

Shares Outstanding, Beginning of Period	845,342	865,724	557,160	718,933	9,402,961	9,257,035
End of Period	817,646	845,342	506,170	557,160	12,131,312	9,402,961

(a) Audited.

(Continued)

The Brown Capital Management Funds

Notes to Financial Statements (Unaudited)

____________________________________________________________

For the six month period or fiscal year ended	International Equity Fund		Mid-Cap Fund
			Institutional Class		Investor Class
	September 30, 2008	March 31, 2008 (a)	September 30, 2008	March 31, 2008 (a)	September 30, 2008	March 31, 2008 (a)
Capital Share Transactions
Shares sold	24,398	136,963	3,957	2,150	42,446	116,603
Reinvested distributions	-	175,828	-	10,615	-	28,437
Shares repurchased	(144,658)	(159,753)	(98)	(463)	(38,060)	(46,117)
Net (Decrease) Increase in Capital Shares	(120,260)	153,038	3,859	12,302	4,386	98,923
Shares Outstanding, Beginning of Period	1,186,502	1,033,464	206,518	194,216	487,225	388,302
End of Period	1,066,242	1,186,502	210,377	206,518	491,611	487,225

(a) Audited.

7.	Forward Currency Contracts

A table listing forward currency contracts can be found in the Schedule of Investments (if applicable). Forward currency contracts are agreements to deliver or receive a preset amount of a specific currency at a future date.

The tables in the Schedule of Investments provides the name of the foreign currency, the settlement date, amount of the contract, the value of the currency in U.S. dollars, and the unrealized gain or loss associated with the contract, if any. The amount of the unrealized gain or loss reflects the change in currency exchange rates from the time the contract was opened to September 30, 2008.

8.	Commitments and Contingencies

Under the Funds’ organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with its vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. The Funds expects the risk of loss to be remote.

(Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)

____________________________________________________________________

1.	Proxy Voting Policies and Voting Record

A copy of the Trust’s Proxy Voting and Disclosure Policy and the Advisor’s Proxy Voting and Disclosure Policy are included as Appendix B to the Funds’ Statement of Additional Information and are available, without charge, upon request, by calling 1-800-773-3863. Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 will be available (1) without charge, upon request, by calling the Funds at the number above and (2) on the SEC’s website athttp://www.sec.gov.

2.	Quarterly Portfolio Holdings

The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available on the SEC’s website at http://www.sec.gov. You may review and make copies at the SEC’s Public Reference Room in Washington, D.C. You may also obtain copies after paying a duplicating fee by writing the SEC’s Public Reference Section, Washington, D.C. 20549-0102 or by electronic request to publicinfo@sec.gov, or is available without charge, upon request, by calling the Funds at 1-800-773-3863. Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330, (1-800-732-0330).

3.	Approval of Advisory Agreement During Period

The Advisor supervises the investments of the Funds pursuant to Investment Advisory Agreements. At the annual meeting of the Funds’ Board of Trustees on September 22, 2008, the Trustees unanimously approved the renewal of the Investment Advisory Agreements for another year. In considering whether to approve the renewal of the Investment Advisory Agreements, the Trustees reviewed and considered such information as they deemed reasonably necessary, including the following material factors: (i) the nature, extent, and quality of the services provided by the Advisor; (ii) the investment performance of the Funds and the Advisor; (iii) the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors; (v) the Advisor’s practices regarding brokerage and portfolio transactions; and (vi) the Advisor’s practices regarding possible conflicts of interest.

At the meeting, the Trustees reviewed various informational materials including, without limitation, copies of the Investment Advisory Agreements and Expense Limitation Agreements for the Funds; a memorandum from the Advisor to the Trustees containing information about the Advisor, its business, its finances, its personnel, its services to the Funds, and comparative expense ratio information for other mutual funds with strategies similar to the Funds; and a memorandum from the Funds’ legal counsel that summarized the fiduciary duties and responsibilities of the Board of Trustees in reviewing and approving the Investment Advisory Agreements, including the types of information and factors that should be considered in order to make an informed decision.

In considering the nature, extent, and quality of the services provided by the Advisor, the Trustees reviewed the responsibilities of the Advisor under the Investment Advisory Agreements. The Trustees reviewed the services being provided by the Advisor to the Funds including, without limitation, the quality of its investment advisory services since each Fund’s inception (including research and recommendations with respect to portfolio securities); its procedures for formulating investment recommendations and assuring compliance with each Fund’s investment objectives and limitations; its coordination of services for the Funds among the Funds’ service providers; and its efforts to promote the Funds, grow the Funds’ assets, and assist in the distribution of Fund shares. The Trustees noted that the president and the vice president and principal executive officer for the Funds were employees of the Advisor and served the Trust without additional compensation. After reviewing the foregoing information and further information in the memorandum from the Advisor (e.g., descriptions of the Advisor’s business, the Advisor’s compliance programs, and the Advisor’s Form ADV), the Board of Trustees concluded that the nature, extent, and quality of the services provided by the Advisor were satisfactory and adequate for the Funds.

In considering the investment performance of the Funds and the Advisor, the Trustees compared the short and long-term performance of each Fund with the performance of its benchmark index, comparable funds with similar objectives and size managed by other investment advisors, and comparable peer group indices (e.g., Morningstar category averages). The Trustees also considered the consistency of the Advisor’s management of each Fund with its investment objective

(Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)

____________________________________________________________________

and policies. The Trustees noted that several of the Funds were experiencing a period of underperformance, but also considered that the Advisor has a long-term investment approach and utilizes a strategy that has led to outperformance in the past. After reviewing the short and long-term investment performance of the Funds, the Advisor’s experience managing the Funds and other advisory accounts, the Advisor’s historical investment performance, and other factors, the Board of Trustees concluded that the investment performance of each Fund and the Advisor was satisfactory.

In considering the costs of the services to be provided and profits to be realized by the Advisor and its affiliates from the relationship with the Funds, the Trustees considered the Advisor’s staffing, personnel, and methods of operating; the education and experience of the Advisor’s personnel; the Advisor’s compliance policies and procedures; the financial condition of the Advisor and the level of commitment to the Funds and the Advisor by the principals of the Advisor; the asset levels of the Funds; and the overall expenses of the Funds, including certain prior fee waivers and reimbursements by the Advisor on behalf of the Funds and the nature and frequency of advisory fee payments. The Trustees reviewed the financial statements for the Advisor and discussed the financial stability and profitability of the firm. The Trustees reviewed the Funds’ Expense Limitation Agreements with the Advisor, and discussed the Advisor’s prior fee waivers under the Expense Limitation Agreements in detail, including the nature and scope of cost allocation for such fees. The Trustees also considered potential benefits for the Advisor in managing the Funds, including promotion of the Advisor’s name, the ability for the Advisor to place small accounts into the Funds, and the potential for the Advisor to generate soft dollars from certain of the Funds’ trades that may benefit the Advisor’s other clients as well. The Trustees then compared the fees and expenses of each Fund (including the management fee) to other funds comparable in terms of the type of fund, the nature of its investment strategy, its style of investment management, and its size, among other factors. With respect to The BCM Equity Fund, the Trustees determined that the management fee was higher than some of the comparable funds and lower than others, and while the expense ratio was higher than the comparable funds, it was lower than the industry average. With respect to The BCM Balanced Fund, the Trustees determined that the management fee and expense ratio were both higher than some of the comparable funds and lower than others, and that the expense ratio was lower than the industry average. With respect to The BCM Small Company Fund, the Trustees determined that the management fee was higher than some of the comparable funds and the same as others, and while the expense ratio was higher than some of the comparable funds and lower than others, it was lower than the industry average. With respect to The BCM International Equity Fund, the Trustees determined that the management fee was higher than some of the comparable funds and the same as others, and the expense ratio was higher than the comparable funds and the industry average. With respect to The BCM Mid-Cap Fund, the Trustees determined that the management fee was the same as some of the comparable funds and lower than others, and while the expense ratio was higher than the comparable funds, it was lower than the industry average. Following this comparison and upon further consideration and discussion of the foregoing, the Board of Trustees concluded that the fees to be paid to the Advisor by each Fund were fair and reasonable in relation to the nature and quality of the services provided by the Advisor.

In considering the extent to which economies of scale would be realized as the Funds grow and whether advisory fee levels reflect those economies of scale for the benefit of the Funds’ investors, the Trustees considered that each Fund’s fee arrangements with the Advisor involved both the management fee and an Expense Limitation Agreement. For The BCM Equity Fund, The BCM Balanced Fund, and The BCM International Equity Fund, the Trustees noted that these Funds utilize breakpoints in their advisory fee schedules and determined that the Funds’ shareholders would benefit from economies of scale as the Funds grow. The Trustees also determined that due to their respective sizes, the Funds would likely continue to experience benefits from the Expense Limitation Agreements until the Funds’ assets grew to a level where the Funds’ expenses fell below the cap set by the respective Expense Limitation Agreement and the Advisor began receiving its full fee. In addition, the Trustees noted that the Funds’ shareholders would also benefit from economies of scale under the Funds’ agreements with service providers other than the Advisor. For The BCM Small Company Fund, the Trustees determined that, while the management fee would remain the same at all asset levels, the Fund’s shareholders would receive benefits from the Expense Limitation Agreement if the Fund’s assets were to decrease or the Fund’s expenses increased beyond the cap set by the Expense Limitation Agreement. The Trustees noted that the Fund’s shareholders benefited from economies of scale under the Fund’s agreements with service providers other than the Advisor. For The BCM Mid-Cap Fund, the Trustees determined that, while the management fee would

(Continued)

The Brown Capital Management Funds

Additional Information (Unaudited)

____________________________________________________________________

remain the same at all asset levels, the Fund’s shareholders had experienced benefits from the Expense Limitation Agreement. The Trustees noted that, due to its size, the Fund’s shareholders would likely continue to experience benefits from the Expense Limitation Agreement until the Fund’s assets grew to a level where the Fund’s expenses fell below the cap set by the Expense Limitation Agreement and the Advisor began receiving its full fee. Thereafter, the Trustees noted that the Fund’s shareholders would continue to benefit from economies of scale under the Fund’s agreements with service providers other than the Advisor. Following further discussion of the Funds’ asset levels, expectations for growth, and fee levels, the Board of Trustees determined that each Fund’s fee arrangements were fair and reasonable in relation to the nature and quality of the services provided by the Advisor, and that each Fund’s Expense Limitation Agreement provided potential savings or protection for the benefit of such Fund’s investors.

In considering the Advisor’s practices regarding brokerage and portfolio transactions, the Trustees reviewed the Advisor’s standards, and performance in utilizing those standards, for seeking best execution for Fund portfolio transactions, including the use of alternative markets (e.g., direct purchases from issuers or underwriters or, as to equity securities, “third market” for listed securities and principal market makers for over-the-counter securities). The Trustees also considered the anticipated portfolio turnover rate for the Funds; the extent to which the Funds allocate portfolio business to broker-dealers who provide research, statistical, or other services (soft dollars) to the Funds compared with broker-dealers who provide only execution services; the amount of differential between “full service” and “bare bones” commission rates, including consideration, each quarter, of whether the higher rates are reasonable in relation to the value of the services provided; the process by which evaluations are made of the overall reasonableness of commissions paid; the method and basis for selecting and evaluating the broker-dealers used; any anticipated allocation of portfolio business to persons affiliated with the Advisor; the general nature and quality of the research, statistical, and other services received (or expected to be received) by the Advisor and/or the Trust in return for commissions paid by the Funds or by any other account advised by the Advisor. The Trustees then considered whether such services and soft dollars provide lawful and appropriate assistance to the Advisor in the performance of its investment decision-making responsibilities and whether any payments are made for such services through the use of concessions or mark-ups charged by underwriters or dealers in a principal (including riskless principal) capacity; the extent to which any soft dollar payment is allocated for products or services that provide both a research and a non-research function; the extent to which such services benefit other accounts, if any, advised by the Advisor; the extent to which such services enable the Advisor to avoid expenses that it otherwise would be required to bear under the Investment Advisory Agreements with the Funds; the alternatives to “paying up for research” (e.g., paying for research with cash, enlarging the investment staff, etc.); and the opportunities for the Advisor to recapture brokerage or related fees (e.g., as to equity funds, tender offer fees, underwriting fees, etc.) and credit it against the fees of the Funds. After further review and discussion, the Board of Trustees determined that the Advisor’s practices regarding brokerage and portfolio transactions were satisfactory.

In considering the Advisor’s practices regarding conflicts of interest, the Trustees evaluated the potential for conflicts of interest and considered such matters as the experience and ability of the advisory personnel assigned to each Fund; the basis for soft dollar payments with broker-dealers, including any broker-dealers affiliated with the Advisor; the basis of decisions to buy or sell securities for the Funds and/or the Advisor’s other accounts; the method for bunching of portfolio securities transactions; and the substance and administration of the Advisor’s code of ethics. Following further consideration and discussion, the Board of Trustees indicated that the Advisor’s standards and practices relating to the identification and mitigation of possible conflicts of interests were satisfactory.

Based upon all of the foregoing considerations, the Board of Trustees, including a majority of the Independent Trustees, approved the renewal of the Investment Advisory Agreements for the Funds.

(Continued)

The Brown Capital Management Funds

are series of

The Nottingham Investment Trust II

For Shareholder Service Inquiries:	For Investment Advisor Inquiries:

Documented:	Documented:

NC Shareholder Services, LLC	Brown Capital Management, Inc.
116 South Franklin Street	1201 North Calvert Street
Post Office Drawer 4365	Baltimore, Maryland 21202
Rocky Mount, North Carolina 27803

Toll-Free Telephone:	Toll-Free Telephone:

1-800-773-3863	1-877-892-4BCM, 1-877-892-4226

World Wide Web @:	World Wide Web @:

ncfunds.com	browncapital.com

Item 2.	CODE OF ETHICS.

Not applicable.

Item 3.	AUDIT COMMITTEE FINANCIAL EXPERT.
Not applicable.

Item 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.
Not applicable.

Item 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.
Not applicable.

Item 6.	SCHEDULE OF INVESTMENTS.
A copy of the schedule of investments of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

Item 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.
Not applicable.

Item 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

Item 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
None.

Item 11.	CONTROLS AND PROCEDURES.

(a)

The registrant’s principal executive officers and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing of this report.

(b)

There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	EXHIBITS.

(a)(1)	Not applicable.
(a)(2)	Certifications required by Item 12.(a)(2) of Form N-CSR are filed herewith as Exhibit 12.(a)(2).
(a)(3)	Not applicable.
(b)	Certifications required by Item 12.(b) of Form N-CSR are filed herewith as Exhibit 12.(b).

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Nottingham Investment Trust II

By: (Signature and Title)	/s/ Angela D. Mincher
Angela D. Mincher Treasurer, Assistant Secretary, and Principal Financial Officer

Date: November 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: (Signature and Title)	/s/ Douglas S. Folk
Douglas S. Folk President and Principal Executive Officer, EARNEST Partners Fixed Income Trust

Date: November 28, 2008

By: (Signature and Title)	/s/ Keith A. Lee

Keith A. Lee
Trustee, The Nottingham Investment Trust II
Vice President and Principal Executive Officer, The Brown Capital Management Equity Fund, The Brown Capital Management Balanced Fund, The Brown Capital Management Small Company Fund, The Brown Capital Management International Equity Fund, and The Brown Capital Management Mid-Cap Fund

Date: November 25, 2008

By: (Signature and Title)	/s/ Angela D. Mincher
Angela D. Mincher Treasurer, Assistant Secretary, and Principal Financial Officer, The Nottingham Investment Trust II

Date: November 25, 2008